The Glenmede Fund, Inc.
Philadelphia International Emerging Markets Fund
Philadelphia International Small Cap Fund

100 Huntington Avenue
CPH-0326
Boston, MA 02116
(800) 442-8299

September 25, 2015

Dear Valued Shareholder:

A Special Meeting of Shareholders of Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, each a series of The Glenmede Fund, Inc. (the “Company”), has been scheduled for October 29, 2015 at 10:00 a.m., Eastern time (the “Special Meeting”).  The Special Meeting has been called to vote on the following proposals: (1) to reorganize Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund (each, a “Target Fund”) into Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund (each, an “Acquiring Fund”), respectively, each a newly created series of Investment Managers Series Trust (“IMST”) (each, a “Reorganization”) and (ii) to approve a new advisory agreement between each Target Fund and Segall Bryant & Hamill, LLC (each, a “New Advisory Agreement”).

Philadelphia International Advisors LP (“PIA”) was the investment advisor for each Target Fund.  Segall Bryant & Hamill (“SBH”) is the investment advisor for each Acquiring Fund.  The investment objective, policies and strategies of each Acquiring Fund and its corresponding Target Fund are substantially similar, as further described in the attached Combined Proxy Statement and Prospectus (the “Proxy Statement”).  On June 30, 2015, due to the wind-down of PIA’s operations, PIA sold to SBH its assets relating to its quantitative investment team that manages each Target Fund.  In connection with that transaction, and in anticipation of the proposed Reorganizations, the Board of Directors of the Company (the “Board”), on behalf of each Target Fund, approved an interim advisory agreement (together, the “Interim Advisory Agreements”) pursuant to which SBH provides investment advisory services to each Target Fund on the same terms as PIA served as investment advisor to each Target Fund.  Any advisory fees to which SBH is entitled under the Interim Advisory Agreements must be held in escrow until shareholder approval of each New Advisory Agreement is obtained.  Therefore, a Target Fund’s shareholders must approve the relevant New Advisory Agreement in order for SBH to receive the total amount of advisory fees accrued with respect to that Target Fund held in escrow (plus interest).  If a New Advisory Agreement is not approved by the shareholders of the relevant Target Fund, the applicable Interim Advisory Agreement will continue in effect, unless terminated sooner by the Board or SBH, until November 27, 2015, at which point SBH will no longer provide advisory services to that Target Fund unless an extension of such period is approved by a rule or interpretive position of the staff of the Securities and Exchange Commission.  If a New Advisory Agreement is approved by the shareholders of the relevant Target Fund, SBH will be paid the total amount of advisory fees accrued with respect to that Target Fund held in escrow (plus interest) and SBH will serve as investment advisor to such Target Fund under the New Advisory Agreement,

If the Agreement and Plan of Reorganization between the Company and IMST regarding the proposed Reorganization of a Target Fund (each, a “Plan”) is approved by shareholders of the Target Fund and the Reorganization is completed, each shareholder of the Target Fund will receive a number of full and fractional shares of the corresponding class of the corresponding Acquiring Fund equal in aggregate value at the time of the exchange to the aggregate value of such shareholder’s shares of the Target Fund.  Class I shareholders of each Target Fund will receive Class A shares of the corresponding Acquiring Fund, and Class IV shareholders of each Target Fund will receive Class I shares of the corresponding Acquiring Fund even if the Target Fund shareholders do not meet the minimum initial investment requirement of the relevant Acquiring Fund Class.

Each Acquiring Fund is a newly organized fund that will commence operation upon the closing of the Reorganization of the corresponding Target Fund, and the Target Fund will then be dissolved.  In general, neither Reorganization is expected to result in the recognition of gain or loss by the applicable Target Fund or its shareholders for federal income tax purposes.  No sales charges or redemption fees will be imposed in connection with either Reorganization.  If the shareholders of Philadelphia International Small Cap Fund do not approve the proposed Reorganization of that Target Fund, then the Reorganization of that Target Fund will not be implemented, regardless of the outcome of the shareholder vote to approve the proposed Reorganization of Philadelphia International Emerging Markets Fund.  If the shareholders of Philadelphia International Emerging Markets Fund do not approve the proposed Reorganization of that Target Fund, then the Reorganization of that Target Fund will not be implemented, regardless of the outcome of the shareholder vote to approve the proposed Reorganization of Philadelphia International Small Cap Fund.  In either such case, the Board will consider what further actions to take with respect to one or both Target Funds that will not be reorganized, which may include liquidation of one or both such Target Funds.

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If the shareholders of a Target Fund approve the Reorganization of that Target Fund, but do not approve the New Advisory Agreement relating to the Target Fund, the applicable Interim Advisory Agreement will continue in effect until the earlier of its expiration or the closing of the Reorganization.  If the Reorganization occurs prior to the expiration of the Interim Advisory Agreement, then, after the Reorganization, SBH will continue to be the investment adviser to each Acquiring Fund under investment advisory agreements between the Acquiring Funds and SBH.  If the Interim Advisory Agreement expires prior to the Reorganization, SBH will no longer provide advisory services to that Target Fund, unless an extension of such period is approved by a rule or interpretive position of the staff of the Securities and Exchange Commission, and the Board will consider what further actions to take with respect to that Target Fund, which may include its liquidation.

If the shareholders of a Target Fund do not approve the Reorganization of the Target Fund, but approve the New Advisory Agreement relating to the Target Fund, SBH will be paid the total amount of advisory fees accrued with respect to the Target Fund held in escrow (plus interest) and SBH will serve as investment advisor to such Target Fund under the New Advisory Agreement until the Board considers what further actions to take with respect to the Target Fund, which may include its liquidation.

The Board has unanimously approved the Reorganizations and the New Advisory Agreements and believes that approval of the Reorganizations and the New Advisory Agreements are in the best interests of shareholders.  Accordingly, your Board recommends that you vote in favor of the Reorganization and the New Advisory Agreement with respect to the Target Fund in which you invest.

The attached Proxy Statement is designed to give you more information about the proposals.  If you have any questions regarding the proposals to be voted on, please do not hesitate to call 1-215-419-6687.  If you are a shareholder of record of a Target Fund as of the close of business on September 1, 2015, the Record Date for the Special Meeting, you are entitled to vote on the applicable proposals at the Special Meeting and at any adjournment thereof.  While you are, of course, welcome to join us at the Special Meeting, we expect that most shareholders will cast their votes by filling out and signing the enclosed Proxy Card.

Whether or not you are planning to attend the Special Meeting, we need your vote.  Please mark, sign and date the enclosed Proxy Card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted.  In the alternative, please call the toll-free number on your proxy card to vote by telephone.  You should use the enclosed instructions to vote by telephone.  You can also vote on the Internet at the website address listed on your proxy ballot.  You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Company at the address noted in the Proxy Statement or in person at the time of the Special Meeting.  A prior proxy vote can also be revoked by voting the proxy at a later date through the toll-free number or the Internet address listed in the enclosed voting instructions.

Thank you for taking the time to consider these important proposals and for your continuing investment in the Funds.

Sincerely,

Mary Ann B. Wirts
President of The Glenmede Fund, Inc.

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The Glenmede Fund, Inc.
Philadelphia International Emerging Markets Fund
Philadelphia International Small Cap Fund

100 Huntington Avenue
CPH-0326
Boston, MA 02116
(800) 442-8299

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON OCTOBER 29, 2015

The Glenmede Fund, Inc., a Maryland corporation (the “Company”), will hold a Special Meeting of Shareholders (the “Special Meeting”) of Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, each a series of the Company (each, a “Target Fund”), on October 29, 2015 at 10:00 a.m., Eastern time, at the offices of Glenmede Investment Management LP, One Liberty Place, 1650 Market Street, Philadelphia, PA 19103.  At the Special Meeting, you and the other shareholders of the Target Funds will be asked to consider and vote separately upon the proposals below, as applicable.

Proposal	Target Fund Shares Entitled to Vote
1. Approval of Agreement and Plan of Reorganization of the Philadelphia International Emerging Markets Fund into the Segall Bryant & Hamill Emerging Markets Fund	Philadelphia International Emerging Markets Fund Class I Class IV
2. Approval of Agreement and Plan of Reorganization of the Philadelphia International Small Cap Fund into the Segall Bryant & Hamill International Small Cap Fund	Philadelphia International Small Cap Fund Class I Class IV
3. Approval of New Investment Advisory Agreement between the Company, on behalf of the Philadelphia International Emerging Markets Fund, and Segall Bryant Hamill, LLC	Philadelphia International Emerging Markets Fund Class I Class IV
4. Approval of New Investment Advisory Agreement between the Company, on behalf of the Philadelphia International Small Cap Fund, and Segall Bryant Hamill, LLC	Philadelphia International Small Cap Fund Class I Class IV

Specifically, shareholders of Philadelphia International Emerging Markets Fund will be asked to consider and vote upon the first and third proposals and shareholders of Philadelphia International Small Cap Fund will be asked to consider and vote upon the second and fourth proposals.

1.  An Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Philadelphia International Emerging Markets Fund to Segall Bryant & Hamill Emerging Markets Fund (an “Acquiring Fund”), a newly created series of Investment Managers Series Trust, a Delaware statutory trust (“IMST”), in exchange for (a) shares of each class of that Acquiring Fund with an aggregate net asset value (“NAV”) per class equal to the aggregate NAV of the corresponding class of shares of that Target Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, followed by (ii) the liquidating distribution by the Target Fund to its shareholders of the shares of each class of the Acquiring Fund in proportion to their respective holdings of shares of the corresponding class of the Target Fund; and

2.  An Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Philadelphia International Small Cap Fund to Segall Bryant & Hamill International Small Cap Fund (an “Acquiring Fund”), a newly created series of IMST, in exchange for (a) shares of each class of that Acquiring Fund with an aggregate NAV per class equal to the aggregate NAV of the corresponding class of shares of that Target Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, followed by (ii) the liquidating distribution by the Target Fund to its shareholders of the shares of each class of the Acquiring Fund in proportion to their respective holdings of shares of the corresponding class of the Target Fund;

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3.  A new investment advisory agreement between Philadelphia International Emerging Markets Fund and Segall Bryant & Hamill, LLC (“SBH”) pursuant to which SBH will provide advisory services to Philadelphia International Emerging Markets Fund until the date of the closing of the Reorganization relating to such Fund and permitting SBH to receive advisory fees currently held in escrow and accrued in connection with advisory services provided by SBH to Philadelphia International Emerging Markets Fund since June 30, 2015;

4.  A new investment advisory agreement between Philadelphia International Small Cap Fund and SBH pursuant to which SBH will provide advisory services to Philadelphia International Small Cap Fund until the date of the closing of the Reorganization relating to such Fund  and permitting SBH to receive advisory fees currently held in escrow and accrued in connection with advisory services provided by SBH to Philadelphia International Small Cap Fund since June 30, 2015; and

5.  The transaction of such other business as may properly come before the Special Meeting or any adjournments thereof.

Only shareholders of record of the Target Funds at the close of business on September 1, 2015, the record date for this Special Meeting, will be entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof.

YOUR VOTE IS IMPORTANT.
Please return your Proxy Card promptly or vote your proxy on the Internet or by telephone using the website address and toll-free telephone number found on your Proxy Card.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy.  If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your votes, commonly referred to as “proxy voting”.  Whether or not you expect to attend the Special Meeting, please submit your vote by toll-free telephone or through the Internet according to the enclosed voting instructions.  You may also vote by completing, dating and signing your proxy card and mailing it in the enclosed postage prepaid envelope.  Your prompt voting by proxy will help assure a quorum at the Special Meeting.  Voting by proxy will not prevent you from voting your shares in person at the Special Meeting.  You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Company at the address noted in the Proxy Statement or in person at the time of the Special Meeting.  A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number or Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card.

By Order of the Board of Directors of The Glenmede Fund, Inc.,

Michael P. Malloy
Secretary
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The Glenmede Fund, Inc.
Philadelphia International Emerging Markets Fund
Philadelphia International Small Cap Fund

100 Huntington Avenue
CPH-0326
Boston, MA 02116
(800) 442-8299

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: September 25, 2015

Question:  What is this document and why did you send it to me?

Answer:  The attached document is a proxy statement to solicit votes from shareholders of Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund (each, a “Target Fund”), each a series of The Glenmede Fund, Inc. (the “Company”), and a registration statement for two new series of Investment Managers Series Trust (“IMST”), Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund (each, an “Acquiring Fund”).  This combined proxy/registration statement is referred to below as the “Proxy Statement”.

The Proxy Statement is being provided to you by the Company in connection with the solicitation of proxies to vote to (i) approve an Agreement and Plan of Reorganization between the Company and IMST (the form of which is attached as Appendix A to the Proxy Statement) (each, a “Plan”) regarding the proposed reorganization of each Target Fund into the corresponding Acquiring Fund (each, a “Reorganization”) at the special meeting of each Target Fund’s shareholders (“Special Meeting”) and (ii) approve a new investment advisory agreement between each Target Fund and Segall Bryant & Hamill, LLC (“SBH”) (the form of which is attached as Appendix B to the Proxy Statement) (each, a “New Advisory Agreement”).  The Proxy Statement contains the information that shareholders of the Target Funds should know before voting on the proposals.

Approval of the shareholders of a Target Fund is needed to proceed with the Reorganization of the Target Fund and the relevant New Advisory Agreement, and the Special Meeting will be held on October 29, 2015 at 10:00 a.m., Eastern time, to consider each proposal.  We are sending this document to you for your use in deciding whether to approve the Plan and the New Advisory Agreement relating to the Target Fund in which you invest.  This document includes a Notice of Special Meeting of Shareholders, the Proxy Statement and a Proxy Card.

Question:  What is the purpose of the Reorganizations?

Answer:  On June 30, 2015, Philadelphia International Advisors, LP (“PIA”), the prior investment advisor to each Target Fund, sold its assets relating to its quantitative investment team that manages the Target Funds to SBH in connection with the wind-down of PIA’s operations.  As a result, the portfolio management personnel who, while at PIA, have managed each Target Fund since its inception continue to manage the Target Fund as employees of SBH.  As SBH already manages two other mutual fund series under IMST, both the Company and SBH desire to reconstitute each Target Fund under the IMST umbrella and, accordingly, transfer each Target Fund’s portfolio to the corresponding Acquiring Fund.  Each Acquiring Fund is a newly created series of IMST and is substantially similar to the corresponding Target Fund.  Consequently, the Reorganizations will permit shareholders of a Target Fund to become shareholders of the corresponding Acquiring Fund advised by the same portfolio management personnel and invest in a mutual fund with the same or lower fee and expense cap levels for a minimum of two years, even though the annual advisory fees and aggregate fees and expenses of such Acquiring Fund will be higher than those of the corresponding Target Fund.

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IMST and the Company have different governing boards.  Custody, administration, accounting, transfer agency, distribution and compliance services (“Third Party Service Arrangements”) are provided to the Company by State Street Bank and Trust Company (“State Street”) (custody, administration, transfer agency and dividend distribution) and Quasar Distributors, LLC (distribution).  Third Party Service Arrangements are provided to IMST by Mutual Fund Administration Corporation (“MFAC”) (co-administration), UMB Fund Services, Inc. (“UMBFS”) (co-administration, fund accounting and transfer agency), UMB Bank, n.a. (custody), and IMST Distributors, LLC (distribution).

Upon the recommendation of PIA and SBH, the Board of Directors of the Company (the “Board”) has approved PIA’s and SBH’s recommendation that each Target Fund be reorganized as a new series of IMST.  If shareholders of a Target Fund approve the Reorganization of the Target Fund, then all of the assets of that Target Fund will be acquired by the corresponding Acquiring Fund and your shares of the Target Fund will be converted into shares of the Acquiring Fund.

Question:  Who will manage my Target Fund once the relevant Reorganization is complete?

Answer:  SBH, the current investment advisor for each Target Fund under an interim advisory agreement, will continue to have day-to-day portfolio management responsibility for each Acquiring Fund after the Reorganization.   The portfolio management personnel who, while at PIA, have managed the Target Funds since their inception are now managing the Target Funds as employees of SBH and will manage the Acquiring Funds’ portfolios after the closing of the Reorganizations.

Question:  How do the investment objective and policies of the Target Fund and the Acquiring Fund compare?

The investment objective, policies and strategies of each Acquiring Fund and its corresponding Target Fund are substantially similar. Each Acquiring Fund and Target Fund have similar fundamental investment limitations, which limitations are set forth starting on page 26 of the Proxy Statement.

Question:  How will the Reorganizations work?

Answer:  Subject to the approval of the shareholders of a Target Fund, pursuant to the applicable Plan, the Target Fund will transfer all of its assets to the corresponding Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities.  The Target Fund will then distribute the shares it receives from the corresponding Acquiring Fund to the shareholders of the Target Fund.  Shareholders of each Target Fund will become shareholders of the corresponding Acquiring Fund, and immediately after the applicable Reorganization each shareholder will hold a number of full and fractional shares of the corresponding class of the corresponding Acquiring Fund equal in aggregate value at the time of the exchange to the aggregate value of such shareholder’s shares of the Target Fund immediately prior to the Reorganization.  Subsequently, the Target Fund will be liquidated and terminated.

If a Plan is carried out as proposed with respect to a Target Fund, we generally do not expect the transaction will result in the recognition of gain or loss by either the Target Fund or its shareholders for federal income tax purposes.  Please refer to the Proxy Statement for a detailed explanation of the proposals.  The chart below indicates which Acquiring Fund share class you will receive in the Reorganization, depending on which Target Fund share class you currently own.  The investment minimums are waived for the Acquiring Fund shares received as a result of the Reorganization:

Philadelphia International Emerging Markets Fund (Target Fund)	Segall Bryant & Hamill Emerging Markets Fund (Acquiring Fund)
Class I Shares	Class A Shares
Class IV Shares	Class I Shares

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Philadelphia International Small Cap Fund (Target Fund)	Segall Bryant & Hamill International Small Cap Fund (Acquiring Fund)
Class I Shares	Class A Shares
Class IV Shares	Class I Shares

If a Plan is approved by shareholders of a Target Fund at the Special Meeting, the applicable Reorganization presently is expected to be effective as of the close of business (i.e. 5:00 p.m. Eastern time) on or about October 30, 2015.

Question:  How will this affect my investment?

Answer:  Your investment will not be affected by a Reorganization.  Following the Reorganization, you will be a shareholder of the applicable Acquiring Fund, which has substantially similar investment objective and investment strategies as the corresponding Target Fund and will continue to be managed by the same portfolio managers as the corresponding Target Fund.  The primary differences will be (1) new service providers will provide Third Party Service Arrangements (i.e., custody, administrative, transfer agent, distribution and other general support services) to the Acquiring Fund, (2) the Acquiring Fund will be a series of IMST instead of the Company, and (3) the Acquiring Fund will be governed by a different board than the Target Fund. In addition to the foregoing, the fees (including the advisory fee) and expenses of each class of shares of an Acquiring Fund are expected to differ from, and, in the aggregate, to be higher than, those of the corresponding class of the Target Fund following the applicable Reorganization.  However, the fee and expense cap levels of each corresponding Acquiring Fund will be equal to or lower than the current fee and expense cap levels of the corresponding Target Fund for a period of at least two years from the date of the Reorganization. You will receive shares of the corresponding class of the corresponding Acquiring Fund equal in aggregate value at the time of the exchange to the aggregate value of your shares of the Target Fund immediately prior to the Reorganization.  The Reorganization will not affect the value of your investment at the time of Reorganization and your interest in a Target Fund will not be diluted.  Please see “Key Information about the Proposals – Terms and Conditions of the Reorganization” for more information on dilution.    In general, neither Reorganization is expected to result in recognition of gain or loss by the applicable Target Fund or its shareholders for federal income tax purposes.

Question:  How will the proposed Reorganizations affect the fees and expenses I pay as a shareholder of a Target Fund?

Answer:  While the fees and expenses of each class of shares of an Acquiring Fund are expected to differ from, and, in the aggregate, to be higher than, those of the corresponding class of the Target Fund following the applicable Reorganization, the fee and expense cap levels of each corresponding Acquiring Fund will be equal to or lower than the current fee and expense cap levels of the corresponding Target Fund for a period of at least two years from the date of the Reorganization.  Certain expenses such as brokerage commissions, acquired fund fees and extraordinary expenses, among others, are not covered by the expense caps.  In addition, significant increases or decreases in assets impact the expenses of the Funds.  Therefore, the net expenses of a Fund can be expected to fluctuate, both before and after a Reorganization, as a result of certain investment activities and significant changes in assets.  In addition, after a Reorganization, SBH will be permitted to seek reimbursement from the applicable Acquiring Fund, subject to certain limitations, of fees waived or payments made to the Acquiring Fund by SBH for a period of three years from the date of the waiver or payment.

The current annual advisory fee rate paid by each class of shares of Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund is expected to increase by 25 basis points from 0.65% to 0.90% and 30 basis points from 0.60% to 0.90%, respectively, in connection with the Reorganizations.  These increased fees are consistent with the advisory fees charged by SBH for its management of the other similar fund portfolios for which it is responsible.

The Class A shares of each Acquiring Fund will be subject to a fee at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares pursuant to a plan on behalf of the Acquiring Funds pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “12b-1 Plan”).  The Class I shares of the Target Funds were not subject to any such fee.  However, at present, no shareholder servicing fee will apply to the Class A shares or the Class I shares of each Acquiring Fund.  Whereas, the Class I shares and Class IV shares of each Target Fund were subject to a 25 and 2 basis point shareholder servicing fee, respectively.

Other expenses relating to each class of shares of each Target Fund will increase in connection with the Reorganizations.  However, as previously mentioned, SBH has contractually agreed that, for a period of at least two years from the date of the Reorganization, the fee and expense cap levels attributable to the Class A and Class I shares of the Acquiring Funds will be equal to or lower than the current fee and expense cap levels of the corresponding classes of the Target Funds, even though the annual advisory fees and aggregate fees and expenses of each Acquiring Fund will be higher than those of the corresponding Target Fund.

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Question:  Will I be charged a sales charge or contingent deferred sales charge (“CDSC”) as a result of a Reorganization?

Answer:  No sales charge, CDSC or redemption fees will be imposed to any shareholders as a result of a Reorganization.  Unlike Class I shares of the Target Funds, Class A shares of each Acquiring Fund is subject to a front-end sales charge, to a CDSC on certain redemptions of such shares within 12 months of the date of purchase and a redemption fee on redemptions of shares redeemed within 90 days of purchase.  However, Target Fund shareholders will not be subject to any front-end sales charge or CDSCs on any future purchases or redemptions of Class A shares of any Acquiring Fund following the Reorganization.

Question:  What will happen if a Plan is not approved?

Answer:  If shareholders of a Target Fund do not approve its Reorganization, the Target Fund will not undergo the Reorganization (regardless of the outcome of the shareholder vote to approve the proposed Reorganization of the other Target Fund) and will continue its operations.  In such event, the Board will consider what further action to take with respect to the Target Fund, which may include liquidation of the Target Fund.

Question:  Why is the New Advisory Agreement being voted on?

Answer:  On June 30, 2015, due to the wind-down of PIA’s operations, PIA sold to SBH its assets relating to its quantitative investment team that manages each Target Fund.  In connection with that transaction, in anticipation of the proposed Reorganizations and because the advisory agreement between the Target Fund and PIA terminated as of the closing of the transaction between PIA and SBH, the Board appointed SBH to serve as the investment advisor to each Target Fund until the closing of the applicable Reorganization under an interim advisory agreement (together, the “Interim Advisory Agreements”).

Under the 1940 Act, a Target Fund’s shareholders must approve any new investment advisory agreement for the Target Fund.  However, Rule 15a-4 under the 1940 Act permits the Board to appoint an advisor on an interim basis without shareholders’ prior approval of an investment advisory agreement if the new advisor agrees to provide such services on the same terms as the old advisor under the old advisory agreement.  A new advisor may act on such an interim basis for a period of 150 days.  Any fees that the new advisor would be entitled to under an interim investment advisory agreement must be held in escrow until shareholder approval of a new investment advisory agreement is obtained.

In reliance upon Rule 15a-4, the Board approved the Interim Advisory Agreements pursuant to which SBH provides advisory services to the Target Funds on the same terms as PIA.  Each Interim Advisory Agreement will be in effect, unless terminated sooner by the Board or SBH, until the earlier of (a) November 27, 2015 (the entire 150-day period permitted by Rule 15a-4) unless an extension of such period is permitted by a rule or interpretive position of the staff of the Securities and Exchange Commission, or (b) approval of the applicable New Advisory Agreement by the shareholders of the relevant Target Fund.  Fees payable to SBH under the Interim Advisory Agreements are being held in escrow.  In order for SBH to receive the total amount of advisory fees accrued with respect to a Target Fund held in escrow (plus interest), that Target Fund’s shareholders must approve the relevant New Advisory Agreement.  Therefore, each New Advisory Agreement is being submitted for approval by the relevant Target Fund’s shareholders.

If both the relevant Reorganization and New Advisory Agreement are approved by the shareholders of a Target Fund, we expect the applicable Reorganization to be completed by October 30, 2015 or sooner, provided all of the other closing conditions have been satisfied, and SBH will be paid the total amount of advisory fees accrued with respect to the Target Fund held in escrow (plus interest) and the New Advisory Agreement will continue in effect until the closing of the Reorganization.  After the closing of the Reorganization, SBH will continue to be the investment adviser to each Acquiring Fund under investment advisory agreements between the Acquiring Funds and SBH.

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If the shareholders of a Target Fund do not approve the Reorganization of the Target Fund, but approve the New Advisory Agreement relating to the Target Fund, SBH will be paid the total amount of advisory fees accrued with respect to the Target Fund held in escrow (plus interest) and SBH will serve as investment advisor to such Target Fund under the New Advisory Agreement until the Board considers what further actions to take with respect to the Target Fund, which may include its liquidation.

Question:  What will happen if a New Advisory Agreement is not approved?

Answer:  Under Rule 15a-4, if Target Fund shareholder approval of the applicable New Advisory Agreement is not obtained, SBH will still be paid, out of the fees currently held in escrow with respect to the Target Fund, the lesser of (i) its costs incurred in performing the Interim Advisory Agreement (plus interest earned on that amount while in escrow), or (ii) the total amount of advisory fees held in escrow (plus interest earned).  Each Interim Advisory Agreement is not required to be approved by the shareholders of the Target Fund and will be in effect, unless terminated sooner by the Board or SBH, until the earlier of (a) November 27, 2015 (the entire 150-day period permitted by Rule 15a-4) unless an extension of such period is permitted by a rule or interpretive position of the staff of the Securities and Exchange Commission, or (b) approval of the applicable New Advisory Agreement by the shareholders of the relevant Target Fund..  Therefore, if the Reorganization and the New Advisory Agreement with respect to a Target Fund are not approved by the Target Fund’s shareholders by November 27, 2015, SBH will no longer provide advisory services to the Target Fund, unless an extension of the 150-day period is permitted by a rule or interpretive position of the staff of the Securities and Exchange Commission.  If the shareholders of a Target Fund approve the Reorganization of that Target Fund, but do not approve the New Advisory Agreement relating to the Target Fund, the applicable Interim Advisory Agreement will continue in effect until the earlier of its expiration or the closing of the Reorganization.  If the Reorganization occurs prior to the expiration of the Interim Advisory Agreement, then, after the Reorganization, SBH will continue to be the investment adviser to each Acquiring Fund under investment advisory agreements between the Acquiring Funds and SBH.  If the Interim Advisory Agreement expires prior to the Reorganization, SBH will no longer provide advisory services to that Target Fund, unless an extension of such period is approved by a rule or interpretive position of the staff of the Securities and Exchange Commission, and the Board will consider what further actions to take with respect to that Target Fund, which may include its liquidation.

Question:  Why do I need to vote?

Answer:  Your vote is needed to ensure that a quorum is present at the Special Meeting so that the applicable proposals can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote, which will result in additional expenses.  Your vote is very important to us regardless of the amount of shares you own.

Question:  What action has the Board taken?

Answer:  After careful consideration and upon recommendation of PIA and SBH, the Board has approved the Reorganizations and the New Advisory Agreements and authorized the solicitation of proxies “FOR” the proposals.

Question:  Who is paying for expenses related to the Special Meeting and the Reorganizations?

Answer:  SBH will pay all of the expenses associated with the proposed Reorganizations, whether or not consummated, including the costs relating to the Special Meeting and the Proxy Statement.  SBH anticipates that the total costs relating to the proposed Reorganizations will be approximately $300,000.  Neither Target Fund will incur any expenses in connection with the applicable Reorganization.

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Question:  How do I cast my vote?

Answer:  You may vote on the Internet at the website provided on your Proxy Card or you may vote by telephone using the toll free number found on your Proxy Card.  You may also use the enclosed postage-paid envelope to mail your Proxy Card.  Please follow the enclosed instructions to use these methods of voting.  We encourage you to vote by telephone or via the Internet. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation.

Question:  Who do I call if I have questions?

Answer:  We will be happy to answer your questions about the proxy solicitation.  Please call the proxy information line at 215-419-6687.   Representatives are available Monday through Friday 9:30 a.m. to 5:00 p.m., Eastern time.

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COMBINED PROXY STATEMENT AND PROSPECTUS

September 25, 2015

FOR THE REORGANIZATION OF

Philadelphia International Emerging Markets Fund,
a series of The Glenmede Fund, Inc.
100 Huntington Avenue
CPH-0326
Boston, MA 02116
(800) 442-8299

INTO

Segall Bryant & Hamill Emerging Markets Fund,
a series of Investment Managers Series Trust
235 W Galena Street
Milwaukee, WI 53212
(855) 551-5521

AND FOR THE REORGANIZATION OF

Philadelphia International Small Cap Fund,
a series of The Glenmede Fund, Inc.
100 Huntington Avenue
CPH-0326
Boston, MA 02116
(800) 442-8299

INTO

Segall Bryant & Hamill International Small Cap Fund,
a series of Investment Managers Series Trust
235 W Galena Street
Milwaukee, WI 53212
(855) 551-5521

_________________________________________

This Combined Proxy Statement and Prospectus (this “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Directors of The Glenmede Fund, Inc. (the “Company”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, each a series of the Company (each, a “Target Fund”), to be held at the offices of Glenmede Investment Management LP, One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 on October 29, 2015 at 10:00 a.m., Eastern time.  At the Special Meeting, you and the other shareholders of the Target Funds will be asked to consider and vote separately upon the proposals below, as applicable.

Proposal	Target Fund Shares Entitled to Vote
1. Approval of Agreement and Plan of Reorganization of the Philadelphia International Emerging Markets Fund into the Segall Bryant & Hamill Emerging Markets Fund	Philadelphia International Emerging Markets Fund Class I Class IV
2. Approval of Agreement and Plan of Reorganization of the Philadelphia International Small Cap Fund into the Segall Bryant & Hamill International Small Cap Fund	Philadelphia International Small Cap Fund Class I Class IV
3. Approval of New Investment Advisory Agreement between the Company, on behalf of the Philadelphia International Emerging Markets Fund, and Segall Bryant Hamill, LLC	Philadelphia International Emerging Markets Fund Class I Class IV
4. Approval of New Investment Advisory Agreement between the Company, on behalf of the Philadelphia International Small Cap Fund, and Segall Bryant Hamill, LLC	Philadelphia International Small Cap Fund Class I Class IV

Specifically, shareholders of Philadelphia International Emerging Markets Fund will be asked to consider and vote upon the first and third proposals and shareholders of Philadelphia International Small Cap Fund will be asked to consider and vote upon the second and fourth proposals.

1.  An Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Philadelphia International Emerging Markets Fund to Segall Bryant & Hamill Emerging Markets Fund (an “Acquiring Fund”), a newly created series of Investment Managers Series Trust, a Delaware statutory trust (“IMST”), in exchange for (a) shares of each class of that Acquiring Fund with an aggregate net asset value (“NAV”) per class equal to the aggregate NAV of the corresponding class of shares of that Target Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, followed by (ii) the liquidating distribution by the Target Fund to its shareholders of the shares of each class of the Acquiring Fund in proportion to their respective holdings of shares of the corresponding class of the Target Fund; and

2.  An Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Philadelphia International Small Cap Fund to Segall Bryant & Hamill International Small Cap Fund (an “Acquiring Fund”), a newly created series of IMST, in exchange for (a) shares of each class of that Acquiring Fund with an aggregate NAV per class equal to the aggregate NAV of the corresponding class of that Target Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, followed by (ii) the liquidating distribution by the Target Fund to its shareholders of the shares of each class of the Acquiring Fund in proportion to their respective holdings of shares of the corresponding class of the Target Fund;

3.  A new investment advisory agreement between Philadelphia International Emerging Markets Fund and Segall Bryant & Hamill, LLC (“SBH”) pursuant to which SBH will provide advisory services to Philadelphia International Emerging Markets Fund until the date of the closing of the Reorganization relating to such Fund and permitting SBH to receive advisory fees currently held in escrow and accrued in connection with advisory services provided by SBH to Philadelphia International Emerging Markets Fund since June 30, 2015;

4.  A new investment advisory agreement between Philadelphia International Small Cap Fund and SBH pursuant to which SBH will provide advisory services to Philadelphia International Small Cap Fund until the date of the closing of the Reorganization relating to such Fund  and permitting SBH to receive advisory fees currently held in escrow and accrued in connection with advisory services provided by SBH to Philadelphia International Small Cap Fund since June 30, 2015; and

5.  To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Company, in person at the time of the Special Meeting, by voting the proxy at a later date through the toll-free number or through the Internet address listed in the enclosed voting instructions or by submitting a later dated Proxy Card.

Each Target Fund is a series of the Company, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and organized as a Maryland corporation.  Each Acquiring Fund is a newly created series of IMST, also an open-end management investment company registered with the SEC and organized as a Delaware statutory trust.

The following Target Fund documents have been filed with the SEC and are incorporated by reference into this Proxy Statement (which means these documents are considered legally to be part of this Proxy Statement):

•	Prospectuses and Statement of Additional Information of the Target Funds, dated February 28, 2015;

•	Annual Report to Shareholders of the Target Funds, dated October 31, 2014; and

•	Semi-Annual Report to Shareholders of the Target Funds, dated April 30, 2015.

Each Target Fund’s Prospectus dated February 28, 2015, Annual Report to Shareholders for the fiscal year ended October 31, 2014, containing audited financial statements, and Semi-Annual Report to Shareholders for the semi-annual period ended April 30, 2015, containing unaudited financial statements, have been previously mailed to shareholders.  Copies of these documents are available upon request and without charge by writing to the Company or by calling (800) 442-8299.

Because the Acquiring Funds have not yet commenced operations as of the date of this Proxy Statement, no annual or semi-annual report is available for either Acquiring Fund at this time.

This Proxy Statement sets forth the basic information you should know before voting on the applicable proposals.  You should read it and keep it for future reference.  Additional information is set forth in the Statement of Additional Information dated September 25, 2015 relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement.  The Statement of Additional Information is available upon request and without charge by calling (800) 442-8299.

The Company expects that this Proxy Statement will be mailed to shareholders on or about October 1, 2015.

Date: September 25, 2015

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The shares offered by this Combined Proxy Statement and Prospectus are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  An investment in an Acquiring Fund involves investment risk, including the possible loss of principal.

TABLE OF CONTENTS

I.	Proposals 1 and 2 - To Approve the Agreements and Plans of Reorganization		5
A.	Overview		5
B.	Comparison Fee Tables and Examples		7
	1.	Philadelphia International Emerging Markets Fund	7
	2.	Philadelphia International Small Cap Fund	9
C.	Comparison of Investment Objectives, Strategies, and Risks		11
	1.	Philadelphia International Emerging Markets Fund	11
	2.	Philadelphia International Small Cap Fund	19
D.	Comparison of Investment Restrictions		26
E.	Comparison of Distribution and Purchase and Redemption Procedures		28
F.	Key Information about the Proposals		37
	1.	Summary of the Proposed Reorganizations	37
	2.	Description of the Acquiring Funds’ Shares	38
	3.	Board Considerations	39
	4.	Federal Income Tax Consequences	41
	5.	Comparison of Forms of Organization and Shareholder Rights	42
	6.	Capitalization	43
G.	Additional Information about the Funds		44
	1.	Past Performance of the Target Funds	44
	2.	Service Providers	47
II.	Proposals 3 and 4 - To Approve the New Investment Advisory Agreements		48
A.	Background		48
B.	Interim Advisory Agreements		48
C.	Board Considerations		49
D.	New Advisory Agreements		51
	1.	Services	51
	2.	Compensation	52
	3.	Liability	52
	4.	Selection of Brokers	52
	5.	Termination	53
III.	Voting Information		53
A.	General Information		53
B.	Method and Cost of Solicitation		55
C.	Right to Revoke Proxy		55
D.	Voting Securities and Principal Holders		55
E.	Interest of Certain Persons in the Transactions		56
IV.	Miscellaneous Information		57
A.	Other Business		57
B.	Next Meeting of Shareholders		57
C.	Legal Matters		57
D.	Auditors		57
E.	Information Filed with the SEC		57
APPENDIX A - Form of Agreements and Plans of Reorganization			A-1
APPENDIX B - Form of New Investment Advisory Agreement			B-1

I.	Proposals 1 and 2 - To Approve the Agreements and Plans of Reorganization

A.	Overview

The Board of Directors (the “Board”) of The Glenmede Fund, Inc. (the “Company”) has called the Special Meeting to ask shareholders to consider and vote on the proposed reorganization of each Target Fund into the corresponding Acquiring Fund (each Target Fund and Acquiring Fund sometimes referred to below as a “Fund”).  The Board (including a majority of the independent directors, meaning those directors who are not “interested persons” of the Company as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) believes that each Reorganization is in the best interests of the applicable Target Fund and its shareholders.  The Board considered and approved each Reorganization at a meeting held on May 18, 2015, subject to the approval of the applicable Target Fund’s shareholders.

On June 30, 2015, Philadelphia International Advisors, LP (“PIA”), the prior investment advisor to each Target Fund, sold its assets relating to its quantitative investment team that manages the Target Funds to SBH in connection with the wind-down of PIA’s operations.  As a result, the portfolio management personnel who, while at PIA, have managed each Target Fund since its inception continue to manage the Target Fund as employees of SBH.  As SBH already manages two other mutual fund series under IMST, both the Company and SBH desire to reconstitute each Target Fund under the IMST umbrella and, accordingly, transfer each Target Fund’s portfolio to the corresponding Acquiring Fund.  Each Acquiring Fund is a newly created series of IMST and is substantially similar to the corresponding Target Fund.  Consequently, the Reorganizations will permit shareholders of a Target Fund to become shareholders of the corresponding Acquiring Fund advised by the same portfolio management personnel and invest in a mutual fund with fee and expense cap levels that will be equal to or lower than the current fee and expense cap levels of the Target Fund for a minimum of two years, even though the annual advisory fees and aggregate fees and expenses of the Acquiring Fund will be higher than those of the corresponding Target Fund.  Certain expenses such as brokerage commissions, acquired fund fees and extraordinary expenses, among others, are not covered by the expense caps.  In addition, significant increases or decreases in assets impact the expenses of the Funds.  Therefore, the net expenses of a Fund can be expected to fluctuate, both before and after a Reorganization, as a result of certain investment activities and significant changes in assets.  In addition, after each Reorganization, SBH will be permitted to seek reimbursement from the relevant Acquiring Fund, subject to certain limitations, of fees waived or payments made to the Acquiring Fund by SBH for a period of three years from the date of the waiver or payment.

In order to reconstitute each Target Fund under the IMST umbrella, substantially similar corresponding funds, each referred to as an “Acquiring Fund,” have been created as new series of IMST.  If shareholders approve a Reorganization, then all of the assets of the applicable Target Fund will be acquired by the corresponding Acquiring Fund and your shares of the Target Fund will be converted into shares of the corresponding Acquiring Fund.

The investment objective, policies and strategies of each Target Fund and the corresponding Acquiring Fund are substantially similar.  SBH, the current investment advisor for each Target Fund under the Interim Advisory Agreements, will continue to have day-to-day portfolio management responsibility for each Acquiring Fund after the relevant Reorganization.  The portfolio management personnel who, while at PIA, have managed the Target Funds since their inception are now managing the Target Funds as employees of SBH and will manage the Acquiring Funds’ portfolios after the closing of the Reorganizations.

IMST is a multiple series trust that offers a number of portfolios managed by separate investment advisors and/or sub-advisors.  As of August 31, 2015, IMST consisted of 70 portfolios representing approximately $12.9 billion in assets, managed by 25 advisors.  The Company offers fifteen portfolios managed by Glenmede Investment Management LP and two portfolios managed by SBH.  As of August 31, 2015, the Company’s portfolios represented approximately $8.9 billion in assets.  IMST is not affiliated with the Company or Glenmede Investment Management LP.  IMST and the Company have different governing boards.  Custody, administration, accounting, transfer agency, distribution and compliance services (“Third Party Service Arrangements”) are provided to the Company by State Street Bank and Trust Company (custody, administration, fund accounting, transfer agency and dividend distribution)and Quasar Distributors, LLC (distribution).  Third Party Service Arrangements are provided to IMST by Mutual Fund Administration Corporation (“MFAC”) (co-administration), UMB Fund Services, Inc. (“UMBFS”) (co-administration, fund accounting and transfer agency), UMB Bank, n.a. (custody), and IMST Distributors, LLC (distribution).

The Company believes that each Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  The closing of each Reorganization is conditioned upon the receipt by the Company and IMST of an opinion to such effect from tax counsel to IMST.  If a Reorganization so qualifies, shareholders generally will not recognize any gain or loss for federal income tax purposes on the exchange of Target Fund shares for Acquiring Fund shares in that Reorganization. Furthermore, the Target Fund will not pay for the costs of the Reorganization and the Special Meeting.  SBH will bear the costs associated with the Reorganizations, Special Meeting, and solicitation of proxies, including the expenses associated with preparing and filing the registration statement that includes this Proxy Statement and the cost of copying, printing and mailing proxy materials.  In addition to solicitations by mail, SBH also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

The Board, including a majority of the directors who are not interested persons of either Target Fund, believes that each Reorganization is in the best interests of the Target Fund and its shareholders and that the interests of existing shareholders of either Target Fund will not be diluted or suffer any unfair burden as a result of the proposed applicable Reorganization.  In approving each Reorganization, the Board considered, among other things, that: (1) the Reorganization was recommended by SBH and PIA; (2) the investment objective, policies and strategies of the relevant Acquiring Fund are substantially similar to those of the corresponding Target Fund; (3) the portfolio managers of the relevant Target Fund’s portfolio will continue to provide the day-to-day management of the corresponding Acquiring Fund’s portfolio; (4) even though the annual advisory fees and aggregate fees and expenses of the relevant Acquiring Fund will be higher than those of the corresponding Target Fund, SBH has contractually agreed that, for a period of two years from the date of the Reorganization, the fee and expense cap levels attributable to the Class A and Class I shares of the relevant Acquiring Fund will be equal to or lower than the current fee and expense cap levels of the corresponding classes of  the corresponding Target Fund; (5) the relevant Target Fund will not bear the cost of the Reorganization; and (6) the Reorganization is not expected to result in recognition of gain or loss by the applicable Target Fund or its shareholders for federal income tax purposes.

Based on SBH’s and PIA’s recommendation, the Board approved the solicitation of the shareholders of each Target Fund to vote “FOR” the approval of the applicable Agreement and Plan of Reorganization (each, a “Plan”), the form of which is attached to this Proxy Statement in Appendix A.

B.	Comparison Fee Tables and Examples

1.	Philadelphia International Emerging Markets Fund

The following summary of Philadelphia International Emerging Markets Fund expenses shows the fees for the Target Fund based on the Target Fund’s fiscal period ended April 30, 2015.  As the corresponding Acquiring Fund has not yet commenced operations as of the date of this Proxy Statement, the Other Expenses shown for the Acquiring Fund are estimates.

Philadelphia International Emerging Markets Fund
Fees and Expenses
	Target Fund	Acquiring Fund (Pro forma)	Target Fund	Acquiring Fund (Pro forma)
Share Class	Class I	Class A	Class IV	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%[1]	None	None
Maximum Deferred Sales Charge (Load)	None	1.00%[1]	None	None
Redemption Fee (as a percentage of amount redeemed)	None	2.00%[2]	None	2.00%[2]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.90%	0.65%	0.90%
Distribution and Service (Rule 12b-1) Fees	None	0.25%	None	None
Other Expenses	3.55%[3]	2.37%[4]	3.32%[5]	2.37%[4]
Acquired Fund Fees and Expenses	-	-	-	-
Total Annual Fund Operating Expenses	4.20%	3.52%	3.97%	3.27%
Fees Waived and/or Expenses Reimbursed[6]	(2.72%)	(2.04%)	(2.72%)	(2.04%)
Total Annual Fund Operating Expenses After Waiving Fees and/or Reimbursing Expenses	1.48%	1.48%	1.25%	1.23%

[1]	No sales charge applies on investments of $1 million or more of Class A shares of the Acquiring Fund, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	If redeemed within 90 days of purchase.
[3]	Includes shareholder service fees of up to 0.25%.
[4]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[5]	Includes shareholder service fees of up to 0.02%.
[6]	As the Target Fund’s investment advisor, SBH has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that annual total operating expenses, including all expenses incurred in connection with the Reorganization, liquidation or dissolution of the Fund (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) do not exceed 1.48% and 1.25% of the average daily net assets attributable to Class I and Class IV shares, respectively. These expense limitations are in effect until the later of the termination of the Interim Advisory Agreement or the termination of the New Advisory Agreement upon the closing of Reorganization of the Target Fund into the Acquiring Fund. SBH has contractually agreed to maintain the expense limits with respect to the Acquiring Fund’s Class A and Class I shares for a period of two years from the date of the Reorganization by waiving its fees and/or paying for operating expenses of the Acquiring Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.48% and 1.23% of the average daily net assets attributable to Class A and Class I shares, respectively. The expense limitation agreement with respect to the Acquiring Fund may only be terminated before its expiration by the IMST Board of Trustees. SBH is permitted to seek reimbursement from the Acquiring Fund, subject to certain limitations, of fees waived or payments made to the Acquiring Fund by SBH for a period of three years from the date of the waiver or payment.

Example

The Example below is intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund on a pro forma basis.  Unlike Class I shares of the Target Fund, Class A shares of the Acquiring Fund are subject to a front-end sales charge.  No sales charge will be imposed on any shareholders as a result of the Reorganization.  However, shareholders, other than former Target Fund shareholders,  may be subject to a front-end sales charge on future additional purchases of Class A shares of the Acquiring Fund of less than $1 million.  The Example assumes that you invest $10,000 in each Fund (paying the maximum sales charge) and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return, that the Fund’s Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiving Fees and/or Reimbursing Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

	One Year	Three Years	Five Years	Ten Years
Philadelphia International Emerging Markets Fund
Target Fund (Class I Shares)	$422	$1,275	$2,142	$4,372
Acquiring Fund (Class A Shares) (Pro forma)	$717	$1,226	$1,958	$3,885
Target Fund (Class IV Shares)	$399	$1,210	$2,037	$4,181
Acquiring Fund (Class I Shares) (Pro forma)	$125	$615	$1,344	$3,278

2.            Philadelphia International Small Cap Fund

The following summary of Philadelphia International Small Cap Fund expenses shows the fees for the Target Fund based on the Target Fund’s fiscal period ended April 30, 2015, which does not reflect recent fluctuations in the expenses of the Target Fund share classes as a result of purchase and redemption activity. For further information on the impact of purchase and redemption activity on the Target Fund’s expense ratios, please refer to “Impact of Purchase and Redemption Activity” below.  As the corresponding Acquiring Fund has not yet commenced operations as of the date of this Proxy Statement, the Other Expenses shown for the Acquiring Fund are estimates.

Philadelphia International Small Cap Fund
Fees and Expenses
	Target Fund	Acquiring Fund (Pro forma)	Target Fund	Acquiring Fund (Pro forma)
Share Class	Class I	Class A	Class IV	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%[1]	None	None
Maximum Deferred Sales Charge (Load)	None	1.00%[1]	None	None
Redemption Fee (as a percentage of amount redeemed)	None	2.00%[2]	None	2.00%[2]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.90%	0.60%	0.90%
Distribution and Service (Rule 12b-1) Fees	None	0.25%	None	None
Other Expenses	0.60%[3]	0.83%[4]	0.36%[5]	0.83%[4]
Total Annual Fund Operating Expenses	1.20%	1.98%	0.96%	1.73%
Fees Waived and/or Expenses Reimbursed[6]	-	(0.70%)	-	(0.70%)
Total Annual Fund Operating Expenses After Waiving Fees and/or Reimbursing Expenses	1.20%	1.28%	0.96%	1.03%

[1]	No sales charge applies on investments of $1 million or more of Class A shares of the Acquiring Fund, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	If redeemed within 90 days of purchase.
[3]	Includes shareholder service fees of up to 0.25%.
[4]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[5]	Includes shareholder service fees of up to 0.02%.
[6]	As the Target Fund’s investment advisor, SBH has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that annual total operating expenses, including all expenses incurred in connection with the Reorganization, liquidation or dissolution of the Fund (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) do not exceed 1.33% and 1.10% of the average daily net assets attributable to Class I and Class IV shares, respectively. These expense limitations are in effect until the later of the termination of the Interim Advisory Agreement or the termination of the New Advisory Agreement upon the closing of Reorganization of the Target Fund into the Acquiring Fund. SBH has contractually agreed to maintain the expense limits with respect to the Acquiring Fund’s Class A and Class I shares for a period of two years from the date of the Reorganization by waiving its fees and/or paying for operating expenses of the Acquiring Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.28% and 1.03% of the average daily net assets attributable to Class A and Class I shares, respectively. The expense limitation agreement with respect to the Acquiring Fund may only be terminated before its expiration by the IMST Board of Trustees. SBH is permitted to seek reimbursement from the Acquiring Fund, subject to certain limitations, of fees waived or payments made to the Acquiring Fund by SBH for a period of three years from the date of the waiver or payment.

Example

The Example below is intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund on a pro forma basis.  Unlike Class I shares of the Target Fund, Class A shares of the Acquiring Fund are subject to a front-end sales charge.  No sales charge will be imposed on any shareholders as a result of the Reorganization.  However, shareholders, other than former Target Fund shareholders, may be subject to a front-end sales charge on future additional purchases of Class A shares of the Acquiring Fund of less than $1 million.  The Example assumes that you invest $10,000 in each Fund (paying the maximum sales charge) and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return, that the Fund’s Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiving Fees and/or Reimbursing Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

	One Year	Three Years	Five Years	Ten Years
Philadelphia International Small Cap Fund
Target Fund (Class I Shares)	$122	$381	$660	$1,455
Acquiring Fund (Class A Shares) (Pro forma)	$698	$1,029	$1,455	$2,639
Target Fund (Class IV Shares)	$98	$306	$531	$1,178
Acquiring Fund (Class I Shares) (Pro forma)	$105	$404	$803	$1,921

Impact of Purchase and Redemption Activity

The expenses of the Philadelphia International Small Cap Fund have fluctuated above and below the expense caps described in note 6 to the Fee Table.  As of April 30, 2015, the total expenses were 1.20% and 0.96% for Class I and Class IV, respectively. However, at the time that the Board approved the Reorganization in May, the total operating expenses of this Target Fund were 1.28% and 1.05%, for Class I and Class IV, respectively.  SBH has contractually agreed to lower the fee and expense cap levels for these Classes effective after the Reorganization to 1.28% and 1.03%, which are lower than the current fee and expense cap levels of 1.33% and 1.10%, respectively.  Because this Target Fund’s assets are relatively small, any additional purchase or redemption activity will likely impact its expense ratios.  Certain expenses such as brokerage commissions, acquired fund fees and extraordinary expenses, among others, are not covered by the expense cap.  Therefore, the net expenses of this Target Fund can be expected to continue to fluctuate as a result of certain investment activities and significant changes in assets.

C.	Comparison of Investment Objectives, Strategies, and Risks

The differences in the Funds’ investment limitations are discussed below.  Please be aware that this section contains summaries and brief discussions.  More complete information may be found in each Fund’s prospectus and statement of additional information.

1.	Philadelphia International Emerging Markets Fund

Comparison of Investment Objectives and Strategies

The Target Fund and Acquiring Fund have substantially similar investment objectives, strategies and policies.  The investment objective of the Target Fund is to seek maximum long-term total return consistent with reasonable risk to principal.  The investment objective of the Acquiring Fund is to seek long-term capital appreciation.  The Target Fund’s and the Acquiring Fund’s investment objective is non-fundamental, which means it may be changed by a vote of the Board or IMST’s Board of Trustees, respectively, without shareholder approval. IMST requires that any change to the Acquiring Fund’s investment objective also requires 60 days’ advance written notice to shareholders.  There is no current intention to change the Target Fund’s or the Acquiring Fund’s investment objective.  Each Fund seeks to achieve its investment objective by using the following strategies:

	Target Fund	Acquiring Fund
80% Policy
Under normal market circumstances, the Fund will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in stocks tied economically to emerging markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities, primarily common stock, of companies tied economically to emerging markets countries.

Definition of Emerging Markets Countries	Emerging Markets include all markets that are not considered to be developed markets by the MSCI World Index.
The Fund’s advisor considers emerging markets countries to be those countries included in the MSCI Emerging Markets Index, which, as of the date of the Fund’s prospectus, consisted of Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.  If the countries composing the MSCI Emerging Markets Index change, the Fund’s advisor will similarly adjust its criteria to reflect any such change.

Definition of Tied Economically to a Country
The Advisor considers a stock to be tied economically to a particular country or region if: (i) it is a stock of an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is a stock of an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region.

The Fund’s advisor considers a company to be tied economically to a particular country if: (i) it is organized under the laws of that country or maintains its principal offices or headquarters in that country; (ii) its securities are principally traded in that country; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country, or has at least 50% of its assets in that country.

Target Fund	Acquiring Fund
Diversification Across Countries	The Fund is expected to diversify its investments across companies located in a number of foreign countries.	The Fund will allocate its assets among various regions and countries.
Market Capitalization	No mention.	The Fund may invest in companies of any size market capitalization.
Depository Receipts, P-Notes and ETFs
The Fund invests primarily in common stocks, including dividend-paying common stocks, of companies tied economically to emerging markets. These investments may include depositary receipts issued by a U.S. or foreign bank or trust company or participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. A depositary receipt or P-note for a common stock will be considered a stock for purposes of meeting this percentage limitation.

No mention of ETFs.

The Fund may purchase equity securities on exchanges where companies are located, and on exchanges other than where companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities.  The Fund may also purchase participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company.  This type of investment allows the Fund to have exposure to foreign securities without trading directly in the local market.  Investments in P-notes or exchange traded funds (“ETFs”) designed to provide exposure to emerging market indices, will be considered equity securities for purposes of meeting the Fund’s 80% investment policy.

Derivatives
No mention.  While the Fund may enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency, such investment is not a principal investment strategy of the Fund.

The Fund may use derivatives such as swaps, options, futures, options on futures and P-notes to manage risk inherent in the Fund’s portfolio (e.g., cash flows and currency exposure).  The Fund may also enter into forward currency exchange contracts to hedge against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities; it will not enter into such contracts for speculative purposes.  Investments in derivatives, such as swaps, options, futures and options on futures designed to provide exposure to emerging market indices, will be considered equity securities for purposes of meeting the Fund’s 80% investment policy.

Target Fund	Acquiring Fund
Temporary Defensive Positions
The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments may include, for example, cash, various short-term instruments, such as money market securities (including commercial paper, certificates of deposit, banker’s acceptances and time deposits), U.S. Government securities and repurchase agreements. U.S. Government securities include a variety of securities issued by the U.S. Treasury or by U.S. government-related entities. While certain U.S. Government-related entities (such as the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. To the extent that the Fund employs a temporary defensive strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Fund’s performance.

When the Fund’s advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

As noted above, under normal market circumstances, the Target Fund invests at least 80% of the value of its net assets (including borrowings for investment purposes) in stock tied economically to emerging markets.  The Acquiring Fund follows the same strategy although the term “equity securities” has replaced “stock.”  Both Funds consider emerging markets to include all markets that are not considered to be developed markets by the MSCI World Index.  For both Funds, SBH considers a company to be tied economically to a particular country if: (i) it is organized under the laws of that country or maintains its principal offices or headquarters in that country; (ii) its securities are principally traded in that country; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country, or has at least 50% of its assets in that country.  In addition, the Target Fund provides that depositary receipts issued by a U.S. or foreign bank or trust company and participatory notes for a common stock (commonly known as “P-notes”) will be considered a stock for purposes of the meeting the 80% investment policy.  In addition to depository receipts and P-notes, the both Funds are also permitted to invest in exchange traded funds and derivatives designed to provide exposure to emerging market indices.  However, such investment is not part of the principal investment strategies of the Target Fund, while the Acquiring Fund intends to invest in exchange traded funds and derivatives as a principal investment strategy and both are considered to be equity securities for purposes of meeting the Acquiring Fund’s 80% investment policy.

There is no limitation on the market capitalization of the companies in which the Funds may invest.  For both Funds, SBH utilizes proprietary quantitative models to evaluate and select countries and securities.  The sell discipline for both Funds is also the same.

Both Funds permit forward currency exchange contracts to hedge against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities.  Funds limit the use of derivatives such as swaps, options, futures, options on futures and P-notes to manage risk inherent in its portfolio such as to equitizing cash and currency exposure; however, the Acquiring Fund considers derivatives as part of its principal investment strategy.

Comparison of Risks

Because each Fund has substantially similar investment objectives, strategies and policies, their principals risk are also substantially similar; however the Acquiring Fund considers derivatives and ETFs as principal risks because those types of investments are part of its principal investment strategy.  All mutual funds take investment risks.  An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency.

The principal risks to which each Fund is subject are set forth in the following table.

Target Fund	Acquiring Fund
Market Risk.  Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Fund is subject to the additional risk that the particular types of stocks held by the Fund will underperform other types of securities.

Market Risk.  The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Value Style Risk. Although the Fund invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.
Value-Oriented Investment Strategies Risk. Value stocks are those stocks which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.  Therefore the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Foreign Investment Risk. The Fund is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Fund may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Investments in depositary receipts involve risks similar to those accompanying direct investment in foreign securities.

Foreign Investment Risk.  The Fund invests in foreign securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are subject to different legal and accounting standards than U.S. companies and  usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Target Fund	Acquiring Fund
Market Disruption and Geopolitical Risk. Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s Investments.

ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Currency Risk.  The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Markets Risk. The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Emerging Market Risk.  Many of the risks with respect to foreign investments are more pronounced for investments in issuers in or tied economically to developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries.  In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Portfolio Turnover Risk.  Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance.  A high rate of portfolio turnover is 100% or more.

Frequent Trading Risk. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Target Fund	Acquiring Fund
Liquidity Risk. Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind. These risks are particularly pronounced for the Fund because it typically makes equity investments in companies with smaller capitalization. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

Liquidity Risk.  The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Participatory Notes Risk. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Participatory Notes Risk.  P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P-note must rely on the credit worthiness of the bank or broker who issues the P-note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Smaller Company Risk. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalization than those in its benchmark.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general.  In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

ETF Risk.  Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their NAVs.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.  The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Target Fund	Acquiring Fund

Derivatives Risk.  Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts.  Using derivatives can have a leveraging effect and increase fund volatility.  Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments.  Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading.  However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments.  These additional risks include but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk.  A small investment in derivatives could have a potentially large impact on the Fund’s performance.  Recent legislation in the United States calls for new regulation of the derivatives markets.  The extent and impact of the regulation are not yet fully known and may not be for some time.  New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Management and Strategy Risk.  The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.  Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Risk of Increase in Expenses.  Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual fund operating expenses” in the “Fees and Expenses of the Fund” table in this Prospectus for a variety of reasons.   For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease.   Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

2.	Philadelphia International Small Cap Fund

Comparison of Investment Objectives and Strategies

The Target Fund and Acquiring Fund have substantially similar investment objectives, strategies and policies.  The investment objective of the Target Fund is to seek maximum long-term total return consistent with reasonable risk to principal.  The investment objective of the Acquiring Fund is to seek long-term capital appreciation.  The Target Fund’s and the Acquiring Fund’s investment objective is non-fundamental, which means it may be changed by a vote of the Board or IMST’s Board of Trustees, respectively, without shareholder approval. IMST requires that any change to the Acquiring Fund’s investment objective also requires 60 days’ advance written notice to shareholders.  There is no current intention to change the Target Fund’s or the Acquiring Fund’s investment objective.  Each Fund seeks to achieve its investment objective by using the following strategies:

	Target Fund	Acquiring Fund
80% Policy
Under normal market circumstances, the Fund will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in stocks of small cap companies located outside the United States. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities, primarily common stock, of small capitalization companies located outside of the U.S., including those in emerging markets.

Definition of Small Cap Companies
The Advisor considers small cap companies to include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the MSCI EAFE Small Cap Index. That capitalization range was $29.7 million to $7.3 billion as of December 31, 2014.

The Fund’s advisor considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI EAFE Small Cap Index at the time of purchase.  Investments in companies that move above or below the capitalization range of the MSCI EAFE Small Cap Index may continue to be held by the Fund in the Fund advisor’s sole discretion.  As of December 31, 2014, the market capitalization of companies included in the MSCI EAFE Small Cap Index was between $29.7 million and $7.3 billion.  The Fund’s advisor will consider the market capitalization range by country.

Definition of Outside the U.S.	No mention.
The Fund’s advisor considers a company to be outside of the U.S. if: (i) it is organized under the laws of a foreign country or maintains its principal offices or headquarters in a foreign country; (ii) its securities are principally traded in a foreign country; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country, or has at least 50% of its assets in a foreign country.

Target Fund	Acquiring Fund
Diversification Across Countries	The Fund is expected to diversify its investments across companies located in a number of foreign countries.	The Fund will allocate its assets among various regions and countries including those in emerging markets.
Depository Receipts, P-Notes and ETFs
The Fund invests primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States. These investments may include depositary receipts issued by a U.S. or foreign bank or trust company or participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. A depositary receipt or P-note for a common stock will be considered a stock for purposes of meeting this percentage limitation.

The Fund may purchase equity securities on exchanges where the companies are located, on exchanges other than where companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities.  The Fund may also purchase participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. This type of investment allows the Fund to have exposure to foreign securities without trading directly in the local market.  Investments in P-notes and exchange traded funds (“ETFs”) designed to provide exposure to indices comprised of small capitalization companies located outside of the U.S., will be considered equity securities for purposes of meeting the Fund’s 80% investment policy.

Derivatives
No mention.  While the Fund may enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency, such investment is not a principal investment strategy of the Fund.

The Fund may use derivatives such as swaps, options, futures, options on futures and P-notes to manage risk inherent in the Fund’s portfolio (e.g., cash flows and currency exposure).  The Fund may also enter into forward currency exchange contracts to hedge against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities; it will not enter into such contracts for speculative purposes.  Investments in derivatives, such as such as swaps, options, futures and options on futures, designed to provide exposure to indices comprised of small capitalization companies located outside of the U.S., will be considered equity securities for purposes of meeting the Fund’s 80% investment policy.

Target Fund	Acquiring Fund
Temporary Defensive Positions
The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments may include, for example, cash, various short-term instruments, such as money market securities (including commercial paper, certificates of deposit, banker’s acceptances and time deposits), U.S. Government securities and repurchase agreements. U.S. Government securities include a variety of securities issued by the U.S. Treasury or by U.S. government-related entities. While certain U.S. Government-related entities (such as the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. To the extent that the Fund employs a temporary defensive strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Fund’s performance.

When the Fund’s advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

As noted above, under normal market circumstances, the Target Fund invests at least 80% of the value of its net assets (including borrowings for investment purposes) in stocks of small cap companies located outside the United States. The Acquiring Fund follows the same strategy although the term “equity securities” has replaced “stocks” and the Acquiring Fund’s investments may include equity securities of small capitalization companies in emerging markets.  For both Funds, SBH considers small capitalization companies to be companies with capitalization within the range of the capitalization of those companies included in the MSCI EAFE Small Cap Index at the time of purchase.  The Target Fund provides that depositary receipts issued by a U.S. or foreign bank or trust company and participatory notes for a common stock (commonly known as “P-notes”) will be considered a stock for purposes of the meeting the 80% investment policy.  In addition to depository receipts and P-notes, the both Funds are also permitted to invest in exchange traded funds and derivatives designed to provide exposure to emerging market indices.  However, such investment is not part of the principal investment strategies of the Target Fund, while the Acquiring Fund intends to invest in exchange traded funds and derivatives as a principal investment strategy and both are considered equity securities for purposes of meeting the Acquiring Fund’s 80% investment policy.

With respect to the remaining 20% of each Fund’s net assets, there is no limitation on the market capitalization of the companies in which the Funds may invest.  For both Funds, SBH utilizes proprietary quantitative models to evaluate and select countries and securities.  The sell discipline for both Funds is also the same.

Both Funds permit forward currency exchange contracts to hedge against uncertainty in the level of future foreign exchange rates.  In addition, both Funds limit the use of derivatives such as swaps, options, futures, options on futures and P-notes to manage risk inherent in its portfolio such as to equitizing cash and currency exposure; however, the Acquiring Fund considers derivatives as part of its principal investment strategy.

Comparison of Risks

Because each Fund has substantially similar investment objectives, strategies and policies, their principal risks are also substantially similar; however the Acquiring Fund considers derivatives and ETFs as principal risks because those types of investments are part of its principal investment strategy.  All mutual funds take investment risks.  An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency.

The principal risks to which each Fund is subject are set forth in the following table.

Target Fund	Acquiring Fund
Market Risk. Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Fund is subject to the additional risk that the particular types of stocks held by the Fund will underperform other types of securities.

Market Risk.  The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Value Style Risk. Although the Fund invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.
Value-Oriented Investment Strategies Risk.  Value stocks are those stocks which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.  Therefore, the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Foreign Investment Risk. The Fund is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Fund may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Investments in depositary receipts involve risks similar to those accompanying direct investment in foreign securities.

Foreign Investment Risk.  The Fund invests in foreign securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are subject to different legal and accounting standards than U.S. companies and usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Target Fund	Acquiring Fund
Market Disruption and Geopolitical Risk. Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s Investments.

ADR and GDR Risk.  ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Currency Risk.  The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Markets Risk. The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Emerging Market Risk.  Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries.  In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Target Fund	Acquiring Fund
Frequent Trading Risk. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance.  A high rate of portfolio turnover is 100% or more.

Liquidity Risk. Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind. These risks are particularly pronounced for the Fund because it typically makes equity investments in companies with smaller capitalization. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

Liquidity Risk.  The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Participatory Notes Risk. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Participatory Notes Risk. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P-note must rely on the credit worthiness of the bank or broker who issues the P-note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Smaller Company Risk. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalization than those in its benchmark.

Small-Cap and Mid-Cap Company Risk.  The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general.  In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their NAVs.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.  The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Target Fund	Acquiring Fund

Derivatives Risk.  Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts.  Using derivatives can have a leveraging effect and increase fund volatility.  Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments.  Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading.  However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments.  These additional risks include but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk.  A small investment in derivatives could have a potentially large impact on the Fund’s performance.  Recent legislation in the United States calls for new regulation of the derivatives markets.  The extent and impact of the regulation are not yet fully known and may not be for some time.  New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Management and Strategy Risk.  The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.  Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Risk of Increase in Expenses.  Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual fund operating expenses” in the “Fees and Expenses of the Fund” table in this Prospectus for a variety of reasons.   For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease.   Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

D.            Comparison of Investment Restrictions

The fundamental and non-fundamental limitations of each Target Fund and each Acquiring Fund are set forth in the following table.  The fundamental limitations may only be amended with shareholder approval.

Target Funds	Acquiring Funds
Fundamental Limitations	Fundamental Limitations
The Fund will not invest in commodities or commodity contracts, except that the Fund may invest in futures contracts, options, swaps and other derivative instruments.
The Fund may not purchase or sell commodities or commodity futures contracts (although the Fund may invest in financial futures and in companies involved in the production, extraction, or processing of agricultural, energy, base metals, precious metals, and other commodity-related products).

The Fund will not purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

The Fund may not purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as real estate investment trusts (“REITs”).

The Fund will not underwrite the securities of other issuers, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.	The Fund may not act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio.
The Fund will not make loans, except (1) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (2) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

The Fund may not make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Fund, (b) by engaging in repurchase agreements or, (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s net assets.

The Fund will not with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities).

The Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The Fund will not purchase more than 10% of any class of the outstanding voting securities of any issuer.

Target Funds	Acquiring Funds
The Fund will not issue senior securities to the extent such issuance would violate applicable law.
The Fund may not issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales and in investing in financial futures and reverse repurchase agreements.

The Fund will not borrow money, except (1) as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements, and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation), (2) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (3) the Fund may purchase securities on margin to the extent permitted by applicable law. Derivative transactions such as options, futures contracts and swaps are not considered to involve borrowings of money and are not subject to these restrictions.

The Fund will not pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Fund’s Prospectus and SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with futures, swaps, put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis or other permitted investment techniques and collateral arrangements with respect to initial or variation margin for such transactions will not be deemed to be pledges or other encumbrance of the Fund’s assets or the purchase of any securities on margin for purposes of this investment limitation.

The Fund will not invest for the purpose of exercising control over management of any company.	The Fund does not have a corresponding fundamental limitation.
The Fund will not invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act.
The Fund does not have a corresponding fundamental limitation.
The Fund will not acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities.  With respect to this limitation, (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

The Fund may not invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry or related group of industries (other than securities issued by the U.S. Government, its agencies or instrumentalities).

Target Funds	Acquiring Funds
The Fund will not invest in interests in oil, gas or other mineral exploration or development programs.  For purposes of this limitation, the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.
The Fund does not have a corresponding fundamental limitation.
Non-Fundamental Limitations	Non-Fundamental Limitations
With respect to its fundamental limitation on acquisition of securities of companies within one industry, the Fund will not invest more than 25% of the value of its total assets in instruments issued by U.S. banks.
The Fund does not have a corresponding non-fundamental limitation.
The Fund will not invest more than an aggregate of 15% of its net assets, at the time of purchase, in illiquid securities.
The Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

E.	Comparison of Distribution and Purchase and Redemption Procedures

Comparison of Distribution and Shareholder Service Plans

Target Funds	Acquiring Funds
Shares of the Funds are distributed continuously and are offered without a sales load by Quasar Distributors, LLC (“Quasar Distributors”), pursuant to Distribution Agreements between the Funds and Quasar Distributors.

Quasar Distributors receives no fee from the Funds for its distribution services. Currently, SBH is paying Quasar’s fees and out-of-pocket expenses for the distribution services Quasar provides to the Funds.

IMST Distributors, LLC is the Distributor (also known as the principal underwriter) of the shares of the Acquiring Funds.

IMST has adopted a plan on behalf of the Acquiring Funds pursuant to Rule 12b-1 of the 1940 Act (the “12b-1 Plan”) which allows each Acquiring Fund to pay distribution fees for the sale and distribution of its Class A shares and/or administrative service fees in connection with the provision of ongoing services to shareholders of Class A shares and the maintenance of shareholder accounts.  The 12b-1 Plan provides for the payment of such fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.  Since these fees are paid out of each Fund’s assets attributable to the Fund’s Class A shares, these fees will increase the cost of your investment and, over time, may cost you more than paying other types of sales charges.  The net income attributable to Class A shares will be reduced by the amount of distribution fees and service fees and other expenses of the Fund associated with that class of shares.

Target Funds	Acquiring Funds
The Company has adopted an Amended and Restated Shareholder Servicing Plan, most recently amended effective September 10, 2015 (the “Plan”), under which the Funds may pay a fee to broker/dealers, banks and other financial institutions (including Glenmede Trust and its affiliates and SBH) that are dealers of record or holders of record or which have a servicing relationship (“Servicing Agents”) with the beneficial owners of shares in each Fund. Under the Plan, Servicing Agents enter into Shareholder Servicing Agreements (the “Agreements”) with the Funds. Pursuant to such Agreements, Servicing Agents provide shareholder support services to their clients (“Customers”) who beneficially own shares of the Funds.  The fee, which is at an annual rate of 0.25% for Class I shares of each Fund and 0.02% for Class IV shares of each Fund, is computed monthly and is based on the average daily net assets of the shares beneficially owned by Customers of such Servicing Agents. All expenses incurred by a class of the Funds in connection with the Agreements and the implementation of the Plan shall be borne entirely by the holders of the shares of that class of the particular Fund involved and will result in an equivalent increase to each Fund’s Total Annual Fund Operating Expenses. SBH may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to selected institutions and other persons in connection with selling Fund shares and/or servicing of Fund shareholders and other accounts managed by SBH.

The services provided by the Servicing Agents under the Agreements may include aggregating and processing purchase and redemption requests from Customers and transmitting purchase and redemption orders to the transfer agent; providing Customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; processing dividend and distribution payments from the Funds on behalf of Customers; providing information periodically to Customers showing their positions; arranging for bank wires; responding to Customers’ inquiries concerning their investments; providing sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting; if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; or providing such other similar services as may be reasonably requested.

SBH entered into Agreements with the Funds and provide shareholder support services to its clients who beneficially own shares of the Funds.

The Class I shares are not subject to distribution and service fees under the 12b-1 Plan.

SBH may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, some of which may be affiliates, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

SBH, out of its own resources, and without additional cost to an Acquiring Fund or its shareholders, may provide additional cash payments or non-cash compensation to broker-dealers or intermediaries that sell shares of the Acquiring Funds.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  SBH may pay cash compensation for inclusion of an Acquiring Fund on a sales list, including a preferred or select sales list, or in other sales programs, or may pay an expense reimbursement in cases where the intermediary provides shareholder services to the Acquiring Funds’ shareholders.  SBH may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Target Funds	Acquiring Funds
If shares of a Fund are purchased through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.

Comparison of Purchase and Redemption Procedures

The following highlights and compares the purchase, redemption, and exchange policies and procedures of the Target Funds and the Acquiring Funds.  For a more complete discussion of each Fund’s purchase, redemption, and exchange policies and procedures, please see the applicable section of that Fund’s Prospectus.

	Target Funds	Acquiring Funds
Investment Minimum
Generally, the minimum initial investment is $1,000,000 for Class I shares and $10,000,000 for Class IV shares.  The minimum initial investment may be waived from time to time and does not apply to investments made through an approved third-party such as a securities broker or financial supermarket. These institutions may have their own minimum initial and subsequent investment requirements.

Generally, the initial investment for Class A shares must be at least $2,500. The initial investment for Class I shares must be at least $1 million.  The minimum initial investment requirements are waived for the Acquiring Fund shares received as a result of the Reorganization. An Acquiring Fund may, from time to time, reduce or waive the minimum initial investment amounts.

Purchases
The Target Funds may appoint one or more entities as its agent to receive purchase orders of shares of the Target Funds and cause these orders to be transmitted, on an aggregated basis, to the Target Funds’ transfer agent. In these instances, orders are effected at the NAV per share next determined after receipt of that order by the entity, if the order is actually received by the transfer agent not later than the next business morning.

Shares of the Target Funds are sold without a sales commission on a continuous basis at the NAV per share of such class next determined after receipt, in proper order, of the purchase order by the Fund’s transfer agent.  Orders are considered to be in “proper order” when all required documents are properly completed, signed and received. Shares may be purchased by contacting SBH by telephone by calling 1-866-419-9099 or facsimile (1-215-419-6674). Shares may also be purchased through certain approved brokers and other institutions (collectively, the “Institutions”). Beneficial ownership of shares purchased through Institutions will be reflected on books maintained by the Institutions.

Shares of the Acquiring Funds may be purchased by check NYSE by wire transfer of funds via a bank or through an approved financial intermediary (i.e., a supermarket, investment advisor, financial planner or consultant, broker, dealer or other investment professional and their agents) authorized by an Acquiring Fund to receive purchase orders.  A financial intermediary may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling Acquiring Fund shares.  An initial investment may be made in an amount greater than the minimum amounts and an Acquiring Fund may, from time to time, reduce or waive the minimum initial investment amounts.  The minimum initial investment amount is automatically waived for Acquiring Fund shares purchased by Trustees of the Trust and current or retired directors and employees of SBH and its affiliates.

Target Funds	Acquiring Funds

Class A shares are subject to a maximum front-end sales load of 5.75%. If a shareholder invests at least $1 million in Class A shares, no front-end sales charge is applied.  However, a contingent deferred sales charge (“CDSC”) of 1% will be imposed on redemptions of such shares within 12 months of the purchase date.  The sales load may be reduced or waived by the Acquiring Fund. Target Fund shareholders will not be subject to any front-end sales charge or CDSCs in connection with the Reorganization or on any future purchases or redemptions of shares of Class A of either Acquiring Fund following the Reorganization.

Class I shares are not subject to a sales load or CDSC.

Redemptions
Shares of the Target Funds may be redeemed at any time at the NAV per share of such class next determined after the Fund’s transfer agent receives the redemption order. Generally, a properly signed written order is all that is required. To redeem shares, SBH should be contacted by telephone by calling 1-866-419-9099 or facsimile (1-215-419-6674).  Shares may also be redeemed through certain approved brokers and other institutions.

The Target Funds may appoint one or more entities as its agent to receive redemption orders of shares of the Target Funds and cause these orders to be transmitted, on an aggregated basis, to the Target Funds’ transfer agent. In these instances, orders are effected at the NAV per share next determined after receipt of that order by the entity, if the order is actually received by the transfer agent not later than the next business morning.

Redemption proceeds will be paid within one business day, but in no event more than seven days, after the transfer agent receives the redemption order in proper form. A Fund may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the Securities and Exchange Commission.

Acquiring Fund shares are redeemable on any business day the NYSE is open for business, by written request or by telephone.
If shares are purchased through an approved financial intermediary, the redemption order relating to those shares must be placed through the same financial intermediary.  An Acquiring Fund will be deemed to have received a redemption order when a financial intermediary (or its authorized agent) receives the order.  The financial intermediary must receive and transmit a redemption order to the Transfer Agent prior to 4:00 p.m. (Eastern Time) on a business day for the redemption to be processed at the current day’s NAV.  Orders received after 4:00 p.m. (Eastern Time) on a business day or on a day when an Acquiring Fund does not value its shares will be transacted at the next business day’s NAV.  The approved financial intermediary may charge additional fees for its services.  In the event the approved financial intermediary is no longer available or in operation, the redemption order may be placed directly with an Acquiring Fund.  Shares purchased directly from the Acquiring Funds may be redeemed by mail.  To redeem shares by telephone, call the Acquiring Funds at 855-551-5521 and specify the amount of money to be redeemed. Shareholders redeeming more than $50,000 worth of shares by mail should submit written instructions with a Medallion signature guarantee from an eligible institution acceptable to the Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, or from any participant in a Medallion program recognized by the Securities Transfer Association.

Target Funds	Acquiring Funds
Conversions/Exchanges
The Target Funds do not allow exchanges; however, they do permit conversions from Class I to Class IV if the investor meets the $10 million minimum investment required of Class IV shares. If an account no longer meets the minimum balance requirement, for Class IV shares, the Company may automatically convert the shares in the account to Class I shares described below under “Small Accounts”.
Shares of an Acquiring Fund may be exchanged into shares of the other Acquiring Fund. The amount of the exchange must be equal to or greater than the required minimum initial investment.
Redemption Fees	The Target Funds do not charge redemption fees.	A redemption fee of 2.00% of the value of the Fund shares being redeemed will be charged if shares of a Fund are redeemed within 90 days of purchase.
Small Accounts
If an account balance in a Target Fund is at least $10,000,000, SBH or the shareholder’s Institution to convert its Class I shares to Class IV shares of the Fund. Any such conversion will occur at the respective NAVs of the share classes next calculated after the Fund receives the shareholder’s request in good order. Conversion between share classes of the same portfolio is a non-taxable event.

If an account no longer meets the minimum balance requirement for Class IV shares, the Target Fund may automatically convert the shares in the account to Class I shares. A decline in the account balance because of market movement may result in such a conversion.  SBH will notify the shareholder or its Institution in writing before any such conversion occurs.

An Acquiring Fund may redeem all of the shares held in an account if its balance falls below the Acquiring Fund’s minimum initial investment amount due to redemption activity.  In these circumstances, an Acquiring Fund will notify the shareholder in writing and request that it increase its balance above the minimum initial investment amount within 30 days of the date of the notice.  If, within 30 days of the Acquiring Fund’s written request, the shareholder has not increased its account balance, its shares will be automatically redeemed at the current NAV.  An Acquiring Fund will not require that shares be redeemed if the value of an account drops below the investment minimum due to fluctuations of the Acquiring Fund’s NAV.

Target Funds	Acquiring Funds
In-Kind Redemptions
Each Target Fund normally pays redemption proceeds in cash, although the Company has elected to be governed by Rule 18f-1 under the 1940 Act which permits it to limit each shareholder to cash redemptions of $250,000 or 1% of such Fund’s NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities.
Each Acquiring Fund reserves the right to pay redemptions by an “in-kind” distribution of portfolio securities (instead of cash) from the Acquiring Fund.
Dividends and Distributions
Each Target Fund normally distributes substantially all of its net investment income to shareholders in the form of a quarterly dividend.

Each Target Fund normally distributes any realized net capital gains at least once a year.

Dividends and capital gains distributions are paid in cash or reinvested in additional shares at the option of the shareholder.
Each Acquiring Fund will make distributions of net investment income and net capital gains, if any, at least annually.
Frequent Trading	A Fund does not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. Pursuant to a policy adopted by the Board to discourage market timing of each Fund’s shares, the Fund has established the following procedures designed to discourage market timing of the Fund. Each Fund will enforce its policies and procedures to discourage market timing of the Fund’s shares equitably on all shareholders. There is no guarantee that a Fund will be able to identify individual shareholders who may be market timing the Fund or curtail their trading activity in every instance, particularly if they are investing through financial intermediaries
IMST’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Acquiring Fund shares by Fund shareholders. IMST discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Acquiring Funds’ performance. IMST takes steps to reduce the frequency and effect of these activities in the Acquiring Funds. These steps may include monitoring trading activity and using fair value pricing. In addition, the Acquiring Funds may take action, which may include using it best efforts to restrict a shareholder’s trading privileges in the Acquiring Funds, if that shareholder has engaged in four or more “round trips” in the Funds during a 12-month period. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while IMST makes efforts to identify and restrict frequent trading, IMST receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. IMST seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that IMST believes is consistent with the interests of Acquiring Fund shareholders.

Target Funds	Acquiring Funds

In an effort to deter market timing in each Fund, the Board has authorized the valuation of the Fund’s foreign equity securities based on prices provided by an independent valuation service when there has been movement in the U.S. securities markets by a certain amount from the previous trading day’s closing level and other criteria have been met.

Shares of each Fund may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors’ trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, SBH periodically reviews trading activity at the omnibus level and will seek to obtain underlying account trading activity information from the financial intermediaries when, in SBH’s judgment, the trading activity suggests possible market timing. Requested information relating to trading activity will be reviewed to identify accounts that may be engaged in excessive trading based on criteria established by SBH. If this information shows that an investor’s trading activity suggests market timing, SBH will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. Financial intermediaries may also monitor their customers’ trading activities in the Fund using criteria that may differ from the criteria established by SBH and there is no assurance that the procedures used by the financial intermediaries will be able to curtail excessive trading. If a third-party financial intermediary does not provide underlying account trading activity information upon request, SBH will determine what action to take, including terminating the relationship with the financial intermediary.

IMST may monitor trades in Acquiring Fund shares in an effort to detect short-term trading activities.  If, as a result of this monitoring, IMST believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, IMST seeks to act in a manner that it believes is consistent with the best interest of Acquiring Fund shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity, there can be no assurance that IMST’s efforts will identify all trades or trading practices that may be considered abusive.

Target Funds	Acquiring Funds
Net Asset Value
The NAV per share of each class of shares of each Target Fund is determined by dividing the total market value of its investments and other assets, less liabilities allocated to that share class, by the total number of its shares outstanding of that class.

The NAV per share of each class of shares is determined as of the close of regular trading hours of the New York Stock Exchange (the “NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open for business. The time at which shares are priced may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Fund may determine to price its shares on weekdays that the NYSE is temporarily closed due to emergency circumstances.

The NAV of a class is determined by dividing (a) the difference between the value of an Acquiring Fund’s securities, cash and other assets and the amount of the Acquiring Fund’s expenses and liabilities attributable to the class by (b) the number of shares outstanding in that class (assets – liabilities / # of shares = NAV).  Each NAV takes into account all of the expenses and fees of that class of the Acquiring Fund, including management fees and administration fees, which are accrued daily.  The Acquiring Funds’ NAVs are calculated as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for unrestricted business.  The Acquiring Funds’ NAVs may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC.  The NYSE is closed on weekends and most U.S. national holidays.  However, foreign securities listed primarily on non-U.S. markets may trade on weekends or other days on which an Acquiring Fund does not value its shares, which may significantly affect the Acquiring Fund’s NAVs on days when you are not able to buy or sell Fund shares.

Target Funds	Acquiring Funds
Fair Valuation	When market quotations are not readily available or when events occur that make established valuation methods unreliable, a Target Fund’s investments are valued at fair value as determined in good faith using methods determined by the Board, including through the use of valuations provided by an independent valuation service. SBH and the Target Funds’ custodian regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report is submitted describing any security that has been fair valued and the basis for the fair value determination. SBH also provides quarterly reports to the Board regarding its evaluation of the fair values provided by the independent valuation service. A Target Fund’s securities may trade on days when shares of the Funds are not priced; as a result, the value of such securities may change on days when you will not be able to purchase or redeem the Fund’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).	Each Acquiring Fund’s securities generally are valued at market price. Securities are valued at fair value when market quotations are not readily available. The Board has adopted procedures to be followed when the Acquiring Funds must utilize fair value pricing, including when reliable market quotations are not readily available, when the Acquiring Funds’ pricing service does not provide a valuation (or provides a valuation that, in the judgment of SBH, does not represent the security’s fair value), or when, in the judgment of SBH, events have rendered the market value unreliable (see, for example, the discussion of fair value pricing of foreign securities in the paragraph below). Valuing securities at fair value involves reliance on the judgment of SBH and the Board (or a committee thereof), and may result in a different price being used in the calculation of an Acquiring Fund’s NAVs from quoted or published prices for the same securities. Fair value determinations are made in good faith in accordance with procedures adopted by the Board. There can be no assurance that an Acquiring Fund will obtain the fair value assigned to a security if it sells the security.

The following are examples of situations that may constitute significant events that could render a market quotation for a specific security “not readily available” and require fair valuation of such security: (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous trading days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; and/or (xii) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security.

In certain circumstances, the Acquiring Funds employ fair value pricing to ensure greater accuracy in determining daily NAVs and to prevent dilution by frequent traders or market timers who seek to exploit temporary market anomalies.   Fair value pricing may be applied to foreign securities held by an Acquiring Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when an Acquiring Fund’s NAVs are determined.  If the event may result in a material adjustment to the price of an Acquiring Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Acquiring Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Acquiring Fund’s NAVs.

Target Funds	Acquiring Funds

On days when a change has occurred in the closing level of the Standard & Poor’s 500® Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Board has approved the methodology utilized to provide the fair value for foreign equity securities. SBH reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Fund and evaluates the accuracy of the prices provided. SBH provides quarterly reports to the Board regarding its evaluation of the fair values provided by the independent valuation service.

Valuing a Target Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by other investment companies, investors and the Fund’s benchmark index to price the same investments.
Other types of portfolio securities that an Acquiring Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is no current market value quotation

Target Funds	Acquiring Funds
Further Information
More information about the Target Funds is contained in each Target Fund’s  prospectus dated February 28, 2015.  The cover page of this Proxy Statement/Prospectus describes how you may obtain further information.

More information about the Acquiring Funds is contained in the  prospectus dated September 8, 2015.  You will receive, with this Proxy Statement/Prospectus, a copy of the Prospectus of the Acquiring Fund into which your Target Fund is proposed to be reorganized.  The cover page of this Proxy Statement/Prospectus describes how you may obtain further information.

F.	Key Information about the Proposals

The following is a summary of key information concerning the proposed Reorganizations.  Keep in mind that more detailed information appears in the Plans, the form of which is attached to this Proxy Statement as Appendix A.

1.	Summary of the Proposed Reorganizations

At the Special Meeting, the shareholders of each Target Fund will be asked to approve a Plan to reorganize the applicable Target Fund into the corresponding Acquiring Fund.  Each Acquiring Fund is a newly organized fund that will commence operations upon the closing of the Reorganization.  If the Plan is approved by the shareholders of a Target Fund and the Reorganization is completed, the applicable Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for (i) a number of full and fractional shares of each class of the corresponding Acquiring Fund equal in aggregate value to the aggregate value of the corresponding class of the Target Fund as of the close of business on the closing day of the Reorganization (the “Closing”) and (ii) the assumption by the corresponding Acquiring Fund of all of the Target Fund’s liabilities.  Immediately thereafter, the applicable Target Fund will distribute the shares of each class of the corresponding Acquiring Fund to its shareholders in proportion to the relative NAV of their holdings of the applicable class of shares of the Target Fund, by instructing IMST’s transfer agent to establish accounts in the Acquiring Fund’s share records in the names of those shareholders and transferring those Acquiring Fund shares to those accounts, in complete liquidation and redemption of the Target Fund.  The expenses associated with the Reorganizations will not be borne by the Target Funds.  Certificates evidencing Acquiring Fund shares will not be issued to the corresponding Target Fund’s shareholders.

The holding period for each Target Fund’s shares will carry over to the corresponding Acquiring Fund shares received by shareholders in the Reorganization for purposes of determining the tax basis and the application of any applicable redemption fee. Upon completion of a Reorganization, each shareholder of the applicable Target Fund will own a number of full and fractional shares of the corresponding class of the corresponding Acquiring Fund equal in aggregate value to the aggregate value of such shareholder’s shares of the applicable class of the Target Fund at the time of the exchange.

Until the Closing, shareholders of a Target Fund will continue to be able to redeem their shares at the NAV next determined after receipt by the Target Fund’s transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of shares of the corresponding Acquiring Fund received by the shareholder in connection with the Reorganization.  After a Reorganization, all of the issued and outstanding shares of the applicable Target Fund will be simultaneously redeemed and canceled on the books of the Target Fund and the transfer books of the Target Fund will be permanently closed.  If a Reorganization is completed, shareholders will be free to redeem the shares of the applicable Acquiring Fund that they receive in the transaction at their then-current NAV per share.  In addition, Target Fund shareholders will not be subject to a front-end or contingent deferred sales charge on any future purchases or redemptions of shares of either Acquiring Fund.  Shareholders of the Target Funds may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the applicable Reorganization or exchanging such shares for shares of the corresponding Acquiring Fund in the applicable Reorganization.

Each Reorganization is subject to a number of conditions, including, without limitation, the approval of the Plan by the shareholders of the applicable Target Fund and the receipt of a legal opinion from counsel to IMST with respect to certain tax issues. Assuming satisfaction of the conditions in the Plan, the Reorganization is expected to be effective on October 30, 2015, or such other date agreed to by the Company and IMST.

SBH has agreed to pay all costs relating to the proposed Reorganizations, including the costs relating to the Special Meeting and to preparing and filing the registration statement that includes this Proxy Statement. SBH will also incur the costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials.  SBH anticipates that the total costs relating to the proposed Reorganizations will be approximately $300,000.

Each Plan provides that with respect to the relevant Reorganization of the relevant Target Fund, the Plan may be amended by mutual agreement of the authorized officers of the Target Fund and the corresponding Acquiring Fund, notwithstanding approval of the Plan by the Target Fund’s shareholders, provided that no such amendment after such approval may have the effect of changing the Plan to the detriment of such shareholders without their further approval.  In addition, the Plan with respect to the Reorganization of either Target Fund may be terminated at any time prior to the Closing by the Board or the Board of Trustees of IMST, if, among other reasons, the Board or the Board of Trustees of IMST determines that the Reorganization is not in the best interest of its shareholders.

2.	Description of the Acquiring Funds’ Shares

Each class of an Acquiring Fund’s shares issued to the shareholders of the corresponding Target Fund pursuant to the relevant Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights.  Each Acquiring Fund’s shares will be sold and redeemed based upon the NAV of the relevant class of the Acquiring Fund next determined after receipt of the purchase or redemption request, as described in each Acquiring Fund’s Prospectus.

The chart below indicates which class of Acquiring Fund shares Target Fund shareholders will receive in each Reorganization, depending on which Target Fund share class shareholders currently own:

Philadelphia International Emerging Markets Fund (Target Fund)	Segall Bryant & Hamill Emerging Markets Fund (Acquiring Fund)
I Shares	Class A Shares
Class IV Shares	Class I Shares

Philadelphia International Small Cap Fund (Target Fund)	Segall Bryant & Hamill International Small Cap Fund (Acquiring Fund)
Class I Shares	Class A Shares
Class IV Shares	Class I Shares

3.	Board Considerations

PIA and SBH proposed, and the Board considered, the Reorganizations at a meeting held on May 18, 2015, following initial discussions between PIA and the Board in March 12, 2015. The Board requested and received such information as they determined to be necessary to evaluate the proposed Reorganizations.  At its May 18, 2015 meeting, the Board received and evaluated materials regarding IMST and the Acquiring Funds, including the expense structure of each Acquiring Fund, and the effect of the proposed Reorganizations on Target Fund shareholders.  The directors who are not “interested persons” of the Company under the 1940 Act (the “Independent Directors”) were assisted in their consideration of the proposed Reorganizations by their independent legal counsel.

Based upon the recommendation of SBH and PIA, the Board’s evaluation of the relevant information prepared by PIA, SBH and IMST and presented to the Board at the meeting, as well as in-person presentations by representatives of SBH and PIA, and in light of its fiduciary duties under federal and state law, the Board, including a majority of the Independent Directors, determined that the Reorganization of each Target Fund is in the best interests of the Target Fund and its respective shareholders, and that the interests of the Target Fund’s shareholders would be not be diluted or suffer any unfair burden as a result of the proposed applicable Reorganization.

The Board considered the following additional matters, among others, in order of priority, in approving each Reorganization:

The Terms and Conditions of the Reorganizations.  The Board considered the terms of each Plan, and, in particular, that the transfer of the assets of each Target Fund will be in exchange for shares of the corresponding Acquiring Fund and the Acquiring Fund’s assumption of all liabilities of the Target Fund and that the proposed Reorganizations would be effected at the net asset values of the Target Funds.  The Board also took note of the fact that no sales charges would be imposed in connection with the Reorganizations and that the interests of shareholders would not be diluted as a result of either Reorganization In making its dilution finding, the Board evaluated pro-forma financial information as of May 5, 2015 that reflected current expenses and Target Fund redemptions since the fiscal year-end and the estimated expenses of each Acquiring Fund.  The pro forma figures indicated total annual fund operating expenses of the Philadelphia International Emerging Markets Fund were 4.20% and 3.97% for Class I shares and Class IV shares, respectively, and 1.28% and 1.05% for Class I shares and Class IV shares, respectively, of the Philadelphia International Small Cap Fund. For a period of two years after the Reorganization, SBH has contractually agreed to cap the expenses of the Acquiring Fund corresponding to the Philadelphia International Emerging Markets Fund Class I shares at the same rate as currently, 1.48%, and to reduce the expense cap of Class IV shares from 1.25% to 1.23%.  SBH also has contractually agreed to reduce the expense caps of the Acquiring Fund corresponding to the Philadelphia International Small Cap Fund from 1.33% to 1.28% for Class I and 1.10% to 1.03% for Class IV.   As a result of the contractual fee waivers and expense reimbursements, the fee and expense cap levels of each Acquiring Fund after the Reorganization will be equal to or lower than the current fee and expense cap levels for a period of two years, even though the annual advisory fees and aggregate fees and expenses of such Acquiring Fund will be higher than those of the corresponding Target Fund. The Board also noted that the Reorganization of each Target Fund would be submitted to its shareholders for approval.  Recently, the Board was advised of the impact on the Funds’ net expense ratios of large redemptions in the Philadelphia International Emerging Markets Fund and purchases in the Philadelphia International Small Cap Fund. Because the Funds’ assets are relatively small, any additional purchase or redemption activity will likely impact the expense ratio of each Fund. Certain expenses such as brokerage commissions, acquired fund fees and extraordinary expenses, among others, are not covered by the expense cap.  Therefore, the net expenses of each Fund can be expected to continue to fluctuate, both before and after the Reorganization, as a result of certain investment activities and significant changes in assets.

Similarity of Investment Objectives, Policies and Restrictions and Continuity of Portfolio Managers.  The Board considered whether each Acquiring Fund would be a suitable investment for the Target Fund shareholders.  The Board considered that the investment objective, policies, limitations and strategies of each Target Fund will be substantially similar to those of the corresponding Acquiring Fund.  In particular, the Board considered that the similarity of investment strategies, together with the portfolio managers’ continuation of the day-to-day management of each Acquiring Fund’s portfolio, would provide a continuation of portfolio management expertise to the shareholders of the Target Funds.  The Board considered the historical performance of the Target Funds and their benchmarks as well.  The Board considered that the each Acquiring Fund will assume the financial and performance history of the corresponding Target Fund at the closing of the relevant Reorganization.

Expenses Relating to Reorganization.  The Board considered that SBH will bear all of the expenses associated with the Reorganizations, whether or not consummated, Special Meeting, and solicitation of proxies, including the expenses associated with preparing and filing the registration statement that includes this Proxy Statement and the cost of copying, printing and mailing proxy materials, and that the Target Funds would not bear such costs.

Relative Expense Ratios and Continuation of Limitation on Expenses.  The Board considered that the current annual advisory fee rate paid by each class of shares of Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund is expected to increase by 25 basis points from 0.65% to 0.90% and 30 basis points from 0.60% to 0.90%, respectively, in connection with the Reorganizations.  The Board also considered that the Class A shares of each Acquiring Fund will be subject to a fee at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares pursuant to a plan on behalf of the Acquiring Funds pursuant to Rule 12b-1 of the 1940 Act (the “12b-1 Plan”).  The Class I shares of the Target Funds were not subject to any such fee.  However, at present, no shareholder servicing fee will apply to the Class A shares or the Class I shares of each Acquiring Fund.  Whereas, the Class I shares and Class IV shares of the Target Fund are subject to a 25 and 2 basis point shareholder servicing fee, respectively.  The Board considered that other expenses relating to each class of shares of each Target Fund will also increase in connection with the Reorganizations. The Board also considered SBH’s representations that, while there can be no assurances, it has good potential for increasing the size of the Acquiring Funds through its sales and marketing activities and that IMST has good distribution capabilities.  Over the long term, if this potential for a larger asset base is realized, the greater asset size of the Acquiring Funds may allow them, relative to the Target Funds and for a longer period, to reduce long-term per share expenses by spreading fixed costs over a larger asset base.

The Board considered the fact that even though the annual advisory fees and aggregate fees and expenses of each Acquiring Fund will be higher than those of the corresponding Target Fund, SBH has contractually agreed for a period of two years from the date of the Reorganization, that the fee and expense cap levels attributable to the Class A and Class I shares of the Acquiring Funds will be equal to or lower than the current fee and expense cap levels of those of the Target Funds and, therefore, the shareholders’ interests will not be diluted.  The Board also considered that the minimum initial investment requirements of the Acquiring Funds are reduced relative to the Target Funds so that the Target Funds’ shareholders may qualify to invest in Class I that has the lowest expense ratio.

The Experience and Expertise of SBH.  The Board considered in connection with the approval of the New Advisory Agreements that SBH is an experienced investment advisor with approximately $9.7 billion in overall assets under management as of March 31, 2015.  The Board also considered that SBH currently serves as investment advisor to two other series of IMST.  The Board considered that the same portfolio management team that has satisfactorily managed the Target Funds under PIA since their inception will continue to manage the Acquiring Funds as employees of SBH.  The Board also considered that SBH is expected to benefit from the proposed Reorganizations through increased investment advisory fees, among other benefits.  The Board also considered SBH’s representations that as a result, the additional financial benefits to SBH may give it greater resources to manage mutual funds and other assets that may benefit the Target Funds as well as its other clients.

Tax Consequences.  The Board considered that each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code and is conditional upon IMST’s receipt of an opinion of counsel to such effect.  Assuming that a Reorganization so qualifies, the tax basis of each Target Fund would be carried over to the corresponding Acquiring Fund, neither the Target Fund nor its shareholders generally will recognize any gain or loss upon the transfer of all of the assets of the Target Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Target Fund’s liabilities, or upon the distribution of the Acquiring Fund shares in exchange for Target Fund shares in that Reorganization.

Other Relevant Considerations.  The Board considered that each Reorganization permits the shareholders to continue their investment in a mutual fund with a substantially similar investment strategy and the same portfolio management team and, for two years, the fee and expense cap levels will be equal to or lower than the current fee and expense cap levels, even though the annual advisory fees and aggregate fees and expenses of each Acquiring Fund will be higher than those of the corresponding Target Fund.  If a Reorganization is not consummated, that Target Fund would likely be liquidated.

Based on the foregoing and additional information presented at the Board meetings discussed above, the Board determined that each Reorganization as proposed by SBH and PIA is in the best interests of each Target Fund and its shareholders and that the interests of each Target Fund’s shareholders would be not be diluted or suffer any unfair burden.  The Board approved the Reorganization of each Target Fund, subject to approval by its shareholders.

4.	Federal Income Tax Consequences

For each year of its existence, each Target Fund has had in effect an election to be, and the Company believes it has qualified for treatment as, a “regulated investment company” under the Code. Accordingly, the Company believes each Target Fund has been, and expects to continue through the Closing to be, relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders to the extent provided in Subchapter M of the Code.

As a condition to the Closing of each Reorganization, the Company will receive an opinion of counsel to IMST to the effect that the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code.  Provided that a Reorganization so qualifies, the tax opinion mentioned above also will be substantially to the effect that for federal income tax purposes, with respect to that Reorganization:

•	The Target Fund will not recognize any gain or loss upon (1) the transfer of all of its assets to the Acquiring Fund or (2) its distribution of the Acquiring Fund’s shares to its shareholders in complete liquidation of the Target Fund, except for (A) any gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset of the Target Fund regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

•	The tax basis of each asset of the Target Fund in the hands of the Acquiring Fund will be the same as the tax basis of that asset in the hands of the Target Fund immediately before the transfer of the asset, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer;

•	The holding period of each asset of the Target Fund in the hands of the Acquiring Fund, other than assets with respect to which gain or loss is required to be recognized, will include in each instance the period during which that asset was held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

•	No gain or loss will be recognized by the Acquiring Fund upon its receipt of the Target Fund’s assets solely in exchange for shares of the Acquiring Fund and the assumption of the Target Fund’s liabilities;

•	No gain or loss will be recognized by the Target Fund shareholders upon the exchange of their shares of the Target Fund solely for the shares of the Acquiring Fund as part of the Reorganization;

•	The aggregate tax basis of the Acquiring Fund shares that each Target Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor;

•	Each Target Fund shareholder’s holding period for the Acquiring Fund shares received in the Reorganization will include the period during which such shareholder held the Target Fund shares exchanged therefor, provided that the Target Fund shareholder held such Target Fund shares as capital assets on the date of the exchange; and

•	The taxable year of the Target Fund will not end as a result of the Reorganization.

In rendering each opinion, counsel will rely upon, among other things, certain facts, assumptions and representations of the Company, IMST, the applicable Target Fund and the applicable Acquiring Fund. The condition that the parties to each Reorganization receive such an opinion may not be waived.

By reason of the Reorganizations, each Acquiring Fund will succeed to and take into account any capital loss carryforwards of the corresponding Target Fund.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with either Reorganization.  An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Although the Company is not aware of any adverse state income tax consequences, the Company has not made any investigation as to those consequences for the shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.

5.	Comparison of Forms of Organization and Shareholder Rights

Set forth below is a discussion of the material differences between the Funds and the rights of their shareholders.

Governing Law.  Each Target Fund is a separate series of the Company, which is organized as a Maryland corporation.  Each Acquiring Fund is a separate series of IMST, which is organized as a Delaware statutory trust.  The Company’s operations are governed by its Articles of Amendment and Restatement (as amended and supplemented, the “Charter”), By-Laws and applicable state law.  IMST’s operations are governed by its Agreement and Declaration of Trust, By-Laws and applicable state law.

Shareholder Liability.  Under Maryland state law, which governs the Company, a shareholder of a Maryland corporation is not personally liable for the acts or obligations of the corporation.

Under IMST’s Agreement and Declaration of Trust, no shareholder of the Acquiring Fund shall be subject to any personal liability in connection with the assets or the affairs of IMST or of any of its series.  The Acquiring Fund is required to indemnify shareholders and former shareholders against losses and expenses arising from any personal liability for any obligation of the Acquiring Fund solely by reason of being or having been a shareholder of the Acquiring Fund and not because of his or her acts or omissions or for some other reason.

Directors and Trustees.  The Reorganizations will result in a change in the board because the governing board of IMST is different from the governing board of the Company.  The business and affairs of the Target Funds are managed under the direction of a Board of Directors elected by the stockholders.  IMST is governed by a similar board elected by its stockholders, called the Board of Trustees. The Board of Directors of the Company has seven directors, two of whom are “interested persons” of the Company as that term is defined under the 1940 Act.  For more information, refer to the Statement of Additional Information dated February 28, 2015 for the Target Funds, which is  incorporated by reference into this Proxy Statement.  The Board of Trustees for IMST has five trustees, two of whom are “interested persons” of IMST.   For more information, refer to the Statement of Additional Information dated September 8, 2015 for each Acquiring Fund, which is  incorporated by reference into this Proxy Statement.

Section 15(f) of the Investment Company Act.  In order to comply with Section 15(f) of the 1940 Act, which provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment adviser, at least 75% of the Board members must not be “interested persons” of either SBH or PIA for a period of three years.  The Board has been informed that the requirements of Section 15(f) will have been met as of the date of each Reorganization.  IMST’s Board of Trustees will oversee the Acquiring Funds after each Reorganization. More information about Section 15(f) is contained under “Other Relevant Considerations” section of “Board Considerations” concerning the proposals to approve the New Investment Advisory Agreements.

Series and Classes.  Each Target Fund and Acquiring Fund is a separate series of the Company and IMST, respectively.  The Company’s Charter authorizes the issuance of a specified number of shares of capital stock and also authorizes the Board of Directors to classify or reclassify any of the unissued shares into one or more classes of stock without stockholder approval and authorizes the Board of Directors to liquidate one or more classes of the Target Funds without stockholder approval.  IMST’s Agreement and Declaration of Trust allows it to issue an unlimited number of shares and to classify shares into series, which represent interests in separate portfolios of investments, without stockholder approval and provides the Trustees with all the rights and powers with respect to each series, including liquidation of the same. In both cases, no series is entitled to share in the assets of any other series or can be charged with the expenses or liabilities of any other series.

Each Target Fund currently offers two classes of shares: Class I and Class IV.  Each Acquiring Fund intends to offer two classes of shares: Class A and Class I.  Please see the section “Description of the Acquiring Funds’ Shares” above for a discussion of which class of Acquiring Fund shares Target Fund shareholders will receive in each Reorganization

Following the Reorganization, the Board of Trustees of IMST has reserved the right to create and issue additional classes of each Acquiring Fund.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Shares of each series or class generally vote together on fund- or trust-wide matters, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of a distribution plan for a particular class.

6.	Capitalization

Philadelphia International Emerging Markets Fund

The capitalization of Philadelphia International Emerging Markets Fund as of August 31, 2015 and Segall Bryant & Hamill Emerging Markets Fund’s pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:

(unaudited)	Target Fund	Pro forma Acquiring Fund
Net Assets
Class I1	$7,718	$7,718
Class IV2	$849,995	$849,995
Total	$857,713	$857,713

Shares Outstanding
Class I1	1,145	1,145
Class IV2	125,890	125,890
Total	127,035	127,035

Net Asset Value per Share
Class I1	$6.74	$6.74
Class IV2	$6.75	$6.75

[1]	Class I shares of the Target Fund will be exchanged for Class A shares of the Acquiring Fund.
[2]	Class IV shares of the Target Fund will be exchanged for Class I shares of the Acquiring Fund.

Philadelphia International Small Cap Fund

The capitalization of Philadelphia International Small Cap Fund as of August 31, 2015 and Segall Bryant & Hamill International Small Cap Fund’s pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:

(unaudited)	Target Fund	Pro forma Acquiring Fund
Net Assets
Class I1	$8,561,456	$8,561,456
Class IV2	$34,824,136	$34,824,136
Total	$43,385,592	$43,385,592

Shares Outstanding
Class I1	764,512	764,512
Class IV2	3,108,978	3,108,978
Total	3,873,490	3,873,490

Net Asset Value per Share
Class I1	$11.20	$11.20
Class IV2	$11.20	$11.20

[1]	Class I shares of the Target Fund will be exchanged for Class A shares of the Acquiring Fund.
[2]	Class IV shares of the Target Fund will be exchanged for Class I shares of the Acquiring Fund.

G.	Additional Information about the Funds

1.	Past Performance of the Target Funds

Philadelphia International Emerging Markets Fund

If the current Reorganization is approved, the Acquiring Fund will assume the performance history of the Target Fund.

The bar chart and table below provide some indication of the risks of investing in the Target Fund. The bar chart shows how the performance of the Target Fund’s Class IV shares has varied from year to year. Returns for the Class I shares, which are not presented in the bar chart, will vary from the returns for the Class IV shares to the extent that the fees and expenses of such classes differ. The table shows how the Target Fund’s Class IV shares average annual total returns for one year and since inception compare to those of a selected market index. The Target Fund’s Class I shares were issued on June 30, 2014. Average total returns in the table will be provided after the Target Fund’s Class I shares have annual returns for one calendar year. The Target Fund’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers and expense reimbursements in effect from inception through 2012. If fee waivers and expense reimbursements were not in place, the Target Fund’s performance from inception through 2012 would be reduced. Updated performance information is available by calling 1-800-442-8299.

Class IV Shares

The year-to-date total return for the Class IV Shares as of June 30, 2015 was 4.78%.

During the period shown in the bar chart, the highest quarterly return was 16.71% (for the quarter ended March 31, 2012) and the lowest quarterly return was -8.67% (for the quarter ended June 30, 2012).

Average Annual Total Returns (for the periods ended December 31, 2014)

Class IV Shares	Past 1 Year	Since Inception (June 30, 2011)
Return Before Taxes	(6.55)%	(2.95)%
Return After Taxes on Distributions	(7.72)%	(3.68)%
Return After Taxes on Distributions and Sale of Fund Shares	(2.06)%	(1.93)%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[1]	(2.19)%	(2.63)%

[1]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

After-tax returns for the Target Fund are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Target Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for Class IV shares. After-tax returns for Class I shares will vary.

Portfolio Turnover.  The Target Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Target Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Target Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Philadelphia International Small Cap Fund

If the current Reorganization is approved, the Acquiring Fund will assume the performance history of the Target Fund.

The bar chart and table below provide some indication of the risks of investing in the Target Fund. The bar chart shows how the performance of the Target Fund’s Class IV shares has varied from year to year. Returns for the Class I shares, which are not presented in the bar chart, will vary from the returns for the Class IV shares to the extent that the fees and expenses of such classes differ. The table shows how the Target Fund’s Class IV shares average annual total returns for one year and since inception compare to those of a selected market index. The Target Fund’s Class I shares were issued on June 30, 2014. Average total returns in the table will be provided after the Target Fund’s Class I shares have annual returns for one calendar year. The Target Fund’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers and expense reimbursements in effect from inception through 2013. If fee waivers and expense reimbursements were not in place, the Target Fund’s performance from inception through 2013 would be reduced. Updated performance information is available by calling 1-800-442-8299.

Class IV Shares

The year-to-date total return for the Class IV Shares as of June 30, 2015 was 9.56%.

During the period shown in the bar chart, the highest quarterly return was 16.13% (for the quarter ended March 31, 2012) and the lowest quarterly return was -7.27% (for the quarter ended June 30, 2012).

Average Annual Total Returns (for the periods ended December 31, 2014)

Class IV Shares	Past 1 Year	Since Inception (May 31, 2011)
Return Before Taxes	(2.51)%	7.10%
Return After Taxes on Distributions	(3.93)%	5.97%
Return After Taxes on Distributions and Sale of Fund Shares	(0.13)%	5.49%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes) [1]	(4.95)%	4.86%

[1]	The MSCI EAFE Small Cap Index (Europe, Australia, Far East) is an equity index which captures small cap representation across developed markets countries around the world, excluding the US & Canada. With 2,196 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country.

After-tax returns for the Target Fund are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Target Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns are shown only for Class IV shares. After-tax returns for Class I shares will vary.

Portfolio Turnover.  The Target Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Target Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Target Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

2.	Service Providers

Investment Advisor and Portfolio Managers

SBH, with principal offices at 540 West Madison Street, Suite 1900, Chicago, Illinois 60661, serves as investment advisor to the Target Funds since June 30, 2015 following the closing of the transaction between SBH and PIA whereby SBH acquired assets related to the portfolio management of the Target Funds from PIA.

SBH was founded in 1994 and is registered with the SEC.  SBH provides professional portfolio management of domestic equity and international equity, domestic fixed-income and balanced portfolios, and alternative investments to foundations, endowments, corporations, public funds, multi-employer plans, and private clients.  As of March 31, 2015 SBH managed approximately $9.7 billion in equity and fixed income assets for corporations, foundations, endowments, public plans and high net worth individuals.  SBH is approximately 45% owned by the existing members of the firm, with the remaining 56% owned by Thoma Bravo, a private equity firm.

SBH is currently providing investment advisory services to each Target Fund under the Interim Advisory Agreements.  Under the Interim Advisory Agreements, SBH is entitled to management fees for its investment advisory services, calculated daily and paid monthly, at the annual rate of 0.65% and 0.60% of average daily net assets for Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, respectively.  These fees are currently being held in escrow pending the approval of the New Advisory Agreements.  For each Acquiring Fund, after the Reorganization SBH will be entitled to management fees for its investment advisory services, calculated daily and paid monthly, at the annual rate of 0.90% of average daily net assets.

With respect to Philadelphia International Emerging Markets Fund, SBH has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that annual total operating expenses, including all expenses incurred in connection with the Reorganization, liquidation or dissolution of the Fund (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) do not exceed 1.48% and 1.25% of the average daily net assets attributable to Class I and Class IV shares, respectively.  With respect to Philadelphia International Small Cap Fund, SBH has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that annual total operating expenses, including all expenses incurred in connection with the Reorganization, liquidation or dissolution of the Fund (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) do not exceed 1.33% and 1.10% of the average daily net assets attributable to Class I and Class IV shares, respectively.  These expense limitations are in effect for each Target Fund until the later of the termination of interim advisory agreement or the termination of the New Advisory Agreement upon the closing of Reorganization of the Target Fund into the Acquiring Fund.  SBH may also voluntarily agree to waive some or all of its fees and/or reimburse each Fund’s expenses from time to time, in its discretion.  Such voluntary waivers or reimbursements may be commenced or discontinued at any time.

In connection with the Reorganizations, SBH has contractually agreed to the expense limits with respect to each Acquiring Fund’s Class A and Class I shares for a period of two years from the date of the Reorganizations by waiving its fees and/or paying for operating expenses of each Acquiring Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.48% and 1.23% of the average daily net assets attributable to Class A and Class I shares, respectively, with respect to Philadelphia International Emerging Markets Fund and do not exceed 1.28% and 1.03% of the average daily net assets attributable to Class A and Class I shares, respectively, with respect to Philadelphia International Small Cap Fund.  SBH is permitted to seek reimbursement from the Acquiring Fund, subject to certain limitations, of fees waived or payments made to the Acquiring Fund by SBH for a period of three years from the date of the waiver or payment.

The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of each Target Fund’s portfolio and have been principally responsible for the day-to-day management of each Target Fund’s portfolio since its inception, while at PIA, will continue to be jointly and primarily responsible for the day-to-day management of the Target Funds following the Reorganizations.

The portfolio managers who have managed each Target Fund since inception and will be the portfolio managers of each Acquiring Fund are Scott E. Decatur, Ph.D., Senior Portfolio Manager, and Nicholas C. Fedako, CFA, Associate Portfolio Manager.

Each Target Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Target Funds.

Other Service Providers

The following chart describes the service providers to the Target Funds and the Acquiring Funds:

	Target Funds	Acquiring Funds
Administrator	State Street Bank and Trust Company 100 Huntington Avenue CPH-0326 Boston, MA 02116	Mutual Fund Administration, LLC 2220 E. Route 66, Suite 226 Glendora, California 91740
UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, Wisconsin 53212
Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202	IMST Distributors, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Transfer Agent	State Street Bank and Trust Company	UMB Fund Services, Inc.
Auditor	PricewaterhouseCoopers LLP	Tait, Weller & Baker LLP
Custodian	State Street Bank and Trust Company	UMB Bank, n.a.

II.	Proposals 3 and 4 - To Approve the New Investment Advisory Agreements

A.	Background

On May 18, 2015, the Board appointed SBH as the investment advisor to the Target Funds following SBH’s June 30, 2015 acquisition of PIA’s assets relating to its quantitative investment team that manages each Target Fund.  The sale by PIA was due to the wind-down of PIA’s operations.  In connection with that transaction, in anticipation of the proposed Reorganizations and because the advisory agreement between the Target Fund and PIA terminated as of the closing of the transaction between PIA and SBH, the Board appointed SBH to serve as the investment advisor to each Target Fund until the closing of the applicable Reorganization under an interim advisory agreement (together, the “Interim Advisory Agreements”).

B.	Interim Advisory Agreements

Under the 1940 Act, a Target Fund’s shareholders must approve any new investment advisory agreement for the Target Fund.  However, Rule 15a-4 under the 1940 Act permits the Board to appoint an advisor on an interim basis without shareholders’ prior approval of an investment advisory agreement if the new advisor agrees to provide such services on the same terms as the old advisor under the old advisory agreement.  A new advisor may act on such an interim basis for a period of 150 days.  Any fees that the new advisor would be entitled to under the interim investment advisory agreement must be held in escrow until shareholder approval of a new investment advisory agreement is obtained.

Under Rule 15a-4, if Target Fund shareholder approval of the applicable New Advisory Agreement is not obtained, SBH will still be paid, out of the fees currently held in escrow with respect to the Target Fund, the lesser of (i) its costs incurred in performing the Interim Advisory Agreement (plus interest earned on that amount while in escrow), or (ii) the total amount of advisory fees held in escrow (plus interest earned).  Each Interim Advisory Agreement is not required to be approved by the shareholders of the Target Fund and will be in effect, unless terminated sooner by the Board or SBH, until the applicable New Advisory Agreement is approved by the shareholders of the Target Fund. If the Reorganization and the New Advisory Agreement with respect to a Target Fund are not approved by November 27, 2015, SBH will no longer provide advisory services to the Target Fund, unless an extension of the 150-day period is permitted by a rule or interpretive position of the staff of the Securities and Exchange Commission.  If both the relevant Reorganization and New Advisory Agreement are approved by the shareholders of a Target Fund, the New Advisory Agreement will continue in effect until the closing of the Reorganization.

After the closing of the Reorganization, SBH will be the investment adviser to the Acquiring Funds under investment advisory agreements between the Acquiring Funds and SBH.

C.	Board Considerations

At a special meeting held on May 18, 2015, the Board approved the New Advisory Agreements, subject to shareholder approval, and the Interim Advisory Agreements to be effective upon the termination of then current investment advisory agreements with PIA.  In determining whether to approve the New Advisory Agreements, the Board, including a majority of the Directors who are not interested persons under the 1940 Act (the “Independent Directors”) reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Board’s fiduciary duties, responsibilities and the factors the Directors should consider in their evaluation of the New Advisory Agreements; (2) charts prepared by SBH derived from information from an independent rating and ranking organization comparing the performance of each Target Fund to the performance of its applicable benchmark index and relevant peer group; (3) information comparing the performance of the portfolio managers’ separately managed accounts that are managed similarly to the Philadelphia International Small Cap Fund; (4) a Lipper Inc. (“Lipper”) report comparing each Target Fund’s advisory fees and expenses to those of its relevant peer group; and (5) reports of and presentations by representatives of SBH and PIA that described: (i) the nature, extent and quality of SBH’s services to be provided to the Target Funds; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) SBH’s organizational structure, financial information, insurance coverage and Forms ADV and profitability analysis related to services to be provided to the Target funds; (iv) SBH’s investment philosophies and processes to be applied to the management of the Target Funds; (v) SBH’s assets under management and client descriptions; (vi) SBH’s brokerage, soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vii) the proposed advisory fee arrangements with the Target Funds; (viii) the proposed contractual fee and expense waivers for each Target Fund; (ix) the advisory fee arrangements with the Target Fund portfolio managers’ other similarly managed clients; (x) SBH’s compliance processes, conflicts of interest assessments, code of ethics, proxy voting policy, valuation procedures, disaster recovery plan and cybersecurity protection; (xi) the Company’s Chief Compliance Officer’s (the “CCO”) assessment of SBH’s compliance policies and procedures; (xii) the extent to which economies of scale are relevant to the Target Funds; and (xiii) the circumstances surrounding the anticipated termination of the then current investment advisory agreements between the Target Funds and PIA.  The Directors discussed the written materials, SBH’s and PIA’s presentations, the CCO’s report on SBH’s compliance program and their responsiveness in addressing her recommendations, and deliberated on the New Advisory Agreements in light of this information.  The Board, including the Independent Directors present, concluded that, after the sale to SBH of PIA’s assets relating to its quantitative investment team, SBH would have the capabilities, resources and personnel necessary to manage each Target Fund; and that based on the services that SBH proposed to provide to the Target Funds pursuant to the New Advisory Agreements and the expenses to be incurred by it, the compensation payable to SBH for the each Target Fund is fair and equitable.

In their deliberations, the Board did not identify any single factor as determinative or controlling. Among the factors considered, the Board examined the following:

Nature, Extent and Quality of Services.  The Board examined the nature and quality of services to be provided to the Target Funds under the New Advisory Agreements and the quality of SBH’s professional portfolio management team.  The Board also considered a comparison  of the portfolio management team, the investment objectives and strategies, investment processes and techniques and investment philosophies of the Target Funds and the Acquiring Funds.  The Board discussed its on-going dealings with the Target Funds’ current portfolio management team, noting that the team had consistently demonstrated its commitment to the interests of the Target Funds’ shareholders and communicated well with the Board.  The Board discussed the financial strength, experience and qualifications of SBH as a registered investment adviser.  The Board noted that SBH currently manages two domestic equity funds in the IMST.  The Board considered the CCO’s evaluation of SBH’s compliance program.  The Board also considered SBH’s representations and the results of the due diligence performed, that SBH has not experienced any significant legal, compliance or regulatory difficulties.  Based on these considerations, the Board concluded that the nature and extent of the services that Segall will provide under the New Advisory Agreements, as well as the quality of those services, would be satisfactory and at least equivalent to the scope and quality of the services provided under the Target Funds’ investment advisory agreements with PIA in effect at that time.

Advisory Fees, Expenses and Terms. The Board also considered the advisory fees to be paid to SBH by each Target Fund and discussed the comparative information prepared by Lipper Inc. presented in the Board materials that showed that the investment advisory fees of both Target Funds are lower than the average and median advisory fee of each Target Fund’s respective peer group.  Additional information provided by SBH reported that the advisory fee rate of the Philadelphia International Small Cap Fund is between the range of fees charged by the portfolio managers for similarly managed accounts.  The Board noted that the advisory fees under the New Advisory Agreements would be identical to the advisory fees under the investment advisory agreements with PIA in effect until June 30, 2015, which are calculated daily and paid monthly, at the annual rate of 0.65% and 0.60% of average daily net assets for Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, respectively.  The fee and expense cap levels would remain the same as agreed to by PIA as long as the New Advisory Agreements were in effect.  The Board concluded that the advisory fees to be paid under the New Advisory Agreements would be based on services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of exchange traded funds in which the Target Funds may invest.

The Board considered the total annual operating expenses to be paid by each Target Fund and the total annual operating expenses being paid by other comparable mutual funds.  Based on that information, the Class IV shares are lower and the Class I shares of each Target Fund are slightly higher than average and median expenses of their respective peer group.  The Board concluded that based on the Lipper information provided, the total annual operating expenses of each Target Fund were reasonable.

The Board also considered the other terms of the New Advisory Agreements, concluding that, except for the effective and termination dates, the New Advisory Agreements have the substantially the same terms and conditions as the investment advisory agreements with PIA that would be in effect until June 30, 2015, other than immaterial differences.

Investment Performance.  Considering that the same portfolio management team that, while at PIA, has managed the Target Funds since inception would be managing the Target Funds as employees of SBH, the Board also considered the investment performance of the Target Funds.  The Board discussed the information presented in the Board materials which compared each Target Fund’s performance against its benchmark index and ranked each Target Fund’s performance against other mutual funds in its Morningstar peer group.  The Board also considered performance of the Target Funds’ portfolio managers’ separately managed account clients in a strategy similar to the Philadelphia International Small Cap Fund.  Based on this information, the Board determined that SBH would be an appropriate investment adviser to the Target Funds.

Profitability, Costs of Services and Economies of Scale. The Board also considered SBH’s organizational structure, financial information and assets under management.  The Board also considered SBH’s estimated profitability analyses, and had concluded that the profit to SBH for advisory services seemed reasonable.  The Board noted that, because of the relatively small size of the Target Funds and the expense caps, SBH estimated that for the first year, it would operate the Target Funds at an estimated aggregate net loss for the first year.  In this regard, based on the information provided to the Board, it appeared that SBH had the financial resources to manage the Target Funds under those circumstances.  The Board also considered SBH’s plans for marketing and growing the Target Funds.  The Board also concluded that the benefits to be derived by SBH from managing the Target Funds, including how it intends to use soft dollars, the ways in which it will conduct transactions and select brokers seemed reasonable.  The Board noted that since the investment advisory fees do not have breakpoints, there would be no economies of scale for those fees as the Target Funds’ assets increase.

Other Relevant Considerations. The Board further considered the impact the proposed change in investment advisers would likely have on the shareholders of the Target Funds.  The Board considered that since PIA was in the process of closing its operations, the transition of the Target Funds’ portfolio management team to SBH would allow the shareholders to continue their investment in the Target Funds, because otherwise, the Target Funds would likely be liquidated.  The Board also took into consideration that the Target Funds would not bear any additional expenses relating to the transition of the Target Funds’ portfolio management team to SBH, including the costs and expenses related to the proxy solicitation to approve the New Advisory Agreements and the reorganization of the Target Funds into the Acquiring Funds.

Section 15(f) of the Investment Company Act.  The Board also determined that the arrangements between SBH and the Target Funds comply with the conditions of Section 15(f) of the 1940 Act.  Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after closing of the transaction, at least 75% of the members of the Board of the Target Funds cannot be “interested persons” (as defined in the 1940 Act) of its investment adviser or predecessor adviser.  Second, an “unfair burden” must not be imposed upon the Target Funds as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto.  The term “unfair burden” is defined in Section 15(f) to include any arrangement during the two-year period after the closing of the transaction whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from the Target Funds or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the Target Funds (other than bona fide ordinary compensation as principal underwriter for the Target Funds).  In connection with the first condition of Section 15(f), 75% of the members of the Board are currently not “interested persons” (as defined in the 1940 Act) of SBH or PIA.  The Board also considered that they had been informed that the arrangements between PIA, SBH and the Target Funds comply with the second condition of Section 15(f) of the 1940 Act such that no “unfair burden” (as defined in Section 15(f)) will be imposed upon the Target Funds during the two-year period following the closing of the transaction.

Based on the foregoing, the Board, including the Independent Directors present, determined that the proposed advisory fees were reasonable in relation to the services to be provided and as compared to the cost of similar services being paid by other comparable funds and the portfolio managers’ separately managed accounts managed similarly to the International Small Cap Fund, approved the New Advisory Agreements and determined to recommend the approval of the New Advisory Agreements to the shareholders of the respective Target Fund.

D.	New Advisory Agreements

The following is a summary of the material terms of the New Advisory Agreements between each Target Fund and SBH, which terms are identical to the terms of the Interim Advisory Agreements approved by the Board between each Target Fund and SBH except that the New Advisory Agreements are not for a temporary period and do not require the advisory fees to be held in escrow.  The New Advisory Agreements are substantially similar to the investment advisory agreements with PIA for the Target Funds that were in effect until June 30, 2015, except for immaterial changes and different effective and termination dates.   The summary below is qualified in its entirety by reference to the New Advisory Agreements.  Please refer to Appendix B to this Proxy Statement for the form of the New Advisory Agreements.

1.	Services

Under the terms of each New Advisory Agreements, SBH would serve as the applicable Target Fund’s investment advisor until the closing of the Reorganization of the Target Fund which has been approved by the Target Fund’s shareholders, unless sooner terminated pursuant to the terms of the New Advisory Agreement.  Each New Advisory Agreements provide that SBH will manage the investment and reinvestment of the assets of the applicable Target Fund, continuously review, supervise and administer the investment program of the Target Fund, determine in its discretion the securities to be purchased or sold and the portion of the Target Fund’s assets to be held uninvested, provide the Company with records concerning SBH’s activities which the Company is required to maintain, and render regular reports to the Company’s officers and Board concerning SBH’s discharge of the foregoing responsibilities, in each case subject to the oversight of the officers and the Board and in compliance with the objective, policies and limitations set forth in the Target Fund’s then effective prospectus and statement of additional information and applicable laws and regulations.

At the Company’s request, SBH may choose to make available to the Company office facilities, equipment, and other services.  Such office facilities, equipment and services provided by SBH will be billed to the Company at SBH’s cost.  SBH will assume the cost of printing and mailing prospectuses to persons other than current shareholders of the Company and the cost of any other activities primarily intended to result in the sale of the Company’s shares.  The Company and SBH have also agreed to furnish to each other current prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and such other information with regard to their affairs as each may reasonably request.  SBH has also agreed to maintain books and records which relate to the Target Funds in accordance with the 1940 Act and to surrender promptly to the Company any of such records upon the Company’s request.

2.	Compensation

As compensation for SBH’s services under the New Advisory Agreement to manage the Philadelphia International Emerging Markets Fund portfolio, the Target Fund will pay SBH a fee computed daily and paid monthly in arrears, at an annual rate of 0.65% of the average daily net assets of the Target Fund; provided, however, SBH has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that annual total operating expenses, including all expenses incurred in connection with the Reorganization, liquidation or dissolution of the Fund (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) do not exceed 1.48% and 1.25% of the average daily net assets attributable to Class I and Class IV shares of the Target Fund, respectively.  As compensation for SBH’s services under the New Advisory Agreement to manage the Philadelphia International Small Cap Fund portfolio, the Target Fund will pay SBH a fee computed daily and paid monthly in arrears, at an annual rate of 0.60% of the average daily net assets of the Target Fund; provided, however, SBH has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that annual total operating expenses, including all expenses incurred in connection with the Reorganization, liquidation or dissolution of the Fund (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) do not exceed 1.33% and 1.10% of the average daily net assets attributable to Class I and Class IV shares of the Target Fund, respectively.  These expense limitations are in effect until the later of the termination of the applicable Interim Advisory Agreement or the termination of the applicable New Advisory Agreement upon the closing of Reorganization of a Target Fund into the corresponding Acquiring Fund.

3.	Liability

Under the provisions of each New Advisory Agreement, in the absence of (i) willful misfeasance, bad faith or gross negligence on the part of SBH in performance of its obligations and duties, or reckless disregard of its obligations and duties, under the New Advisory Agreement, or (ii) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, SBH will not be subject to any liability whatsoever to the Company or to any shareholder of the Company for any error or judgment, mistake of law or any other act or omission in the course of, or connected with, providing the services under the New Advisory Agreement.

4.	Selection of Brokers

Each New Advisory Agreement provides that SBH will be authorized to select the brokers that will execute the purchases and sales of securities for the applicable Target Fund, and will be directed to use its best efforts to obtain the best available price and most favorable execution for such purchases and sales of securities.  Subject to policies established by the Board, SBH may also be authorized to effect individual securities transactions at commission rates in excess of the minimum commission rates available, if SBH determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage or research services provided by such broker or dealer, viewed in terms of either that particular transaction or SBH’s overall responsibilities with respect to the Company and other accounts as to which SBH exercises investment discretion.

5.	Termination

Each New Advisory Agreement may be terminated, without payment of any penalty, by the Directors, or by a majority vote of the outstanding shares of the applicable Target Fund upon 60 days prior written notice to SBH. SBH may terminate each New Advisory Agreement, without payment of any penalty, upon 90 days’ prior written notice to the Company.  Each New Advisory Agreement will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act, and upon the closing of the relevant Reorganization.

III.	Voting Information

A.	General Information

How to Vote

This Proxy Statement is being provided in connection with the solicitation of proxies by the Board of the Company to solicit your vote at a special meeting of shareholders of Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund.  The Special Meeting will be held at the offices of Glenmede Investment Management LP, One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 on October 29, 2015 at 10:00 a.m., Eastern time.

You may vote in one of three ways:

•	complete and sign the enclosed proxy ballot and mail it to us in the prepaid return envelope (if mailed in the United States);
•	vote on the Internet at the website address listed on your proxy ballot; or
•	call the toll-free number printed on your proxy ballot.

PLEASE NOTE, TO VOTE VIA THE INTERNET OR TELEPHONE, YOU WILL NEED THE “CONTROL NUMBER” THAT APPEARS ON YOUR PROXY BALLOT.

You may revoke a proxy once it is given.  If you desire to revoke a proxy, you must submit a subsequent later dated proxy or a written notice of revocation to the applicable Target Fund.  You may also give written notice of revocation in person at the Special Meeting.  All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.

Quorum

Only shareholders of record on September 1, 2015 are entitled to receive notice of and to vote at the Special Meeting or at any adjournment thereof.  Each whole share of a Target Fund held as of the close of business on September 1, 2015 is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.  The presence in person or by proxy of a majority of the outstanding shares of a Target Fund will be considered a quorum for the transaction of business with respect to such Target Fund.

Vote Required

Approval of each proposal with respect to a Target Fund will require the affirmative vote of a majority of the outstanding shares of the Target Fund entitled to vote at the Special Meeting.  For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” means the vote of the lesser of (1) 67% or more of the voting shares of the Target Fund present at the Special Meeting if more than 50% of the outstanding voting shares of the Target Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting shares of the Target Fund.

If the shareholders of Philadelphia International Small Cap Fund do not approve the proposed Reorganization of that Target Fund, then the Reorganization of that Target Fund will not be implemented, regardless of the outcome of the shareholder vote to approve the proposed Reorganization of Philadelphia International Emerging Markets Fund.  If the shareholders of Philadelphia International Emerging Markets Fund do not approve the proposed Reorganization of that Target Fund, then the Reorganization of that Target Fund will not be implemented, regardless of the outcome of the shareholder vote to approve the proposed Reorganization of Philadelphia International Small Cap Fund.  In either such case, the Board will consider what further actions to take with respect to one or both Target Funds that will not be reorganized, which may include liquidation of one or both such Target Funds.

If the shareholders of a Target Fund approve the Reorganization of that Target Fund, but do not approve the New Advisory Agreement relating to the Target Fund, the applicable Interim Advisory Agreement will continue in effect until the earlier of its expiration or the closing of the Reorganization.  If the Reorganization occurs prior to the expiration of the Interim Advisory Agreement, then, after the Reorganization, SBH will continue to be the investment adviser to each Acquiring Fund under investment advisory agreements between the Acquiring Funds and SBH.  If the Interim Advisory Agreement expires prior to the Reorganization, SBH will no longer provide advisory services to that Target Fund, unless an extension of such period is approved by a rule or interpretive position of the staff of the Securities and Exchange Commission, and the Board will consider what further actions to take with respect to that Target Fund, which may include its liquidation.

If the shareholders of a Target Fund do not approve the Reorganization of the Target Fund, but approve the New Advisory Agreement relating to the Target Fund, SBH will be paid the total amount of advisory fees accrued with respect to the Target Fund held in escrow (plus interest) and SBH will serve as investment advisor to such Target Fund under the New Advisory Agreement until the Board considers what further actions to take with respect to the Target Fund, which may include its liquidation.

Adjournments

If a quorum of shareholders of a Target Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve a proposal described in this Proxy Statement are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of the Target Fund to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to a Target Fund may be transacted at any such adjourned session(s) at which a quorum is present.  The Special Meeting with respect to a Target Fund may be adjourned from time to time by a majority of the votes of the Target Fund properly cast upon the question of adjourning the Special Meeting of the Target Fund to another date and time, whether or not a quorum is present, and the Special Meeting of the Target Fund may be held as adjourned without further notice.  The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposals with respect to the Target Fund.  However, the persons named in the proxy will vote against adjournment those shares that they are entitled to vote if the shareholder proxies instruct such persons to vote against the proposals.

If sufficient votes in favor of the proposals are not received by the time scheduled for the Special Meeting, the persons named as proxies or any officer present entitled to preside or act as Secretary of such meeting may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.  In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  Any adjournment will require an affirmative vote of a majority of votes cast at the Special Meeting, whether or not a quorum is present, in person or by proxy.  The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting. Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.  The costs of any additional solicitation and of any adjourned session will be borne by SBH.

Effect of Abstentions and Broker “Non-Votes”

All proxies voted, including abstentions and broker non-votes (shares held by brokers or nominees where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum.  Because the proposals are expected to “affect substantially” a shareholder’s rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power.  As a result, these shares will be treated as broker non-votes.

Assuming the presence of a quorum, abstentions and broker non-votes will have the effect of votes against a proposal.  Abstentions and broker non-votes will not be voted “FOR” or “AGAINST” any adjournment.

B.	Method and Cost of Solicitation

This Proxy Statement is being sent to you in connection with the solicitation of proxies by the Board of Directors for use at the Special Meeting.  The Board of Directors of the Company has fixed the close of business on September 1, 2015 (“Record Date”) as the record date for determining the shareholders of each Target Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof.  The Company expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation may also include facsimile, Internet or oral communications by certain employees of SBH, who will not be paid for these services.  SBH may retain a proxy service to solicit shareholder votes.  SBH will bear the costs of the Special Meeting, including legal costs, the costs of retaining Broadridge, and other expenses incurred in connection with the solicitation of proxies.

C.	Right to Revoke Proxy

Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Company, by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting.  A prior proxy can also be revoked by proxy voting again through the toll-free number listed in the enclosed Voting Instructions.  If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof.  Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

D.	Voting Securities and Principal Holders

Shareholders of each Target Fund at the close of business on the Record Date will be entitled to be present and vote on the proposal related to the applicable Target Fund at the Special Meeting.  As of that date, the following numbers of shares were outstanding for each Target Fund:

Philadelphia International Emerging Markets Fund Class	Shares Outstanding & Entitled to Vote (unaudited)
Class I	1,145.041
Class IV	125,890.032

Philadelphia International Small Cap Fund Class	Shares Outstanding & Entitled to Vote (unaudited)
Class I	766,067.254
Class IV	3,108,978.407

There were no outstanding shares of either Acquiring Fund on the Record Date, as the Acquiring Funds had not yet commenced operations.

To the knowledge of each Target Fund, as of September 1, 2015, the following persons owned of record or beneficially 5% or more of the outstanding class of shares of each Fund, respectively. For purposes of the 1940 Act, any person who owns directly or through on or more controlled companies, more than 25% of the voting securities of a company is presumed to “control” such company.  Accordingly, to the extent that a shareholder identified below as a beneficial owner or holder or record of more than 25% of the outstanding voting securities of a Target Fund and has voting and/or investment power, the shareholder may be presumed to control that Target Fund.

Philadelphia International Emerging Markets Fund

Name and Address	Class	No. of Shares Owned	% of Class
Scott and Amy Decatur 410 Colebrook Lane Bryn Mawr, PA 19010-2904	I	1,145.040	99.99%
Sarah Williams 520 Plymouth Road Blue Bell, PA 19422	IV	65,125.943	51.73%

Philadelphia International Small Cap Fund

Name and Address	Class	No. of Shares Owned	% of Class
Charles Schwab & Co. Inc. Attn: Jill Khashayar 88 Kearney Street San Francisco, CA 94108-5530	I	765,223.031	99.89%
Saxon & Co (FBO) P.O. Box 7780-1888 Philadelphia, PA 19182	IV	2,256,893.257	72.59%
SEI Private Trust Company c/o SunTrust Bank Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456	IV	593,408.982	19.09%
The Oak Hill Fund 206 E. High Street Charlottesville, VA 22902	IV	183,112.950	5.89%

As of the Record Date, the Officers and Directors of the Company, as a group, owned of record and beneficially less than 1.00% of the outstanding voting securities of each Target Fund.

E.	Interest of Certain Persons in the Transactions

SBH may be deemed to have an interest in each Reorganization because it will continue to provide advisory services to an Acquiring Fund if the applicable Reorganization is approved and will receive compensation for such services.  SBH may also be deemed to have an interest in the approval of each New Advisory Agreement because if a New Advisory Agreement is approved its fees held in escrow with respect to the applicable Target Fund since June 30, 2015 under the relevant Interim Advisory Agreement will be released from escrow.   Otherwise, SBH would only be entitled to be paid, out of the fees currently held in escrow with respect to each Target Fund, the lesser of (i) its costs incurred in performing the applicable Interim Advisory Agreement (plus interest earned on that amount while in escrow), or (ii) the total amount of advisory fees held in escrow (plus interest earned).

As of the Record Date, SBH’s clients collectively own 19% of the Philadelphia International Small Cap Fund.  Scott Decatur, the portfolio manager of the Target Funds, owns 36.6% of the Philadelphia International Emerging Markets Fund.

IV.	Miscellaneous Information

A.	Other Business

The Board knows of no other business to be brought before the Special Meeting.  If any other matters come before the Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

B.	Next Meeting of Shareholders

The Target Funds are not required and do not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act.  By observing this policy, the Target Funds seek to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time.  If a Reorganization is not completed, the next meeting of the shareholders of the applicable Target Fund will be held at such time as the Board of Directors may determine or at such time as may be legally required.  Any shareholder proposal intended to be presented at such meeting must be received by the Company at its office at a reasonable time before the Company begins to print and mail its proxy statement, as determined by the Board of Directors, to be included in a Target Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.	Legal Matters

Certain legal matters concerning the issuance of shares of each Acquiring Fund in connection with the Reorganizations will be passed upon by Drinker Biddle & Reath LLP and certain legal matters concerning the tax consequences of the Reorganizations will be passed upon by Morgan, Lewis & Bockius LLP.

D.	Auditors

The financial statements of each Target Fund for the year ended October 31, 2014, contained in each Target Fund’s 2014 Annual Report to Shareholders, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.  The Acquiring Funds are newly created and do not yet have a financial history.

E.	Information Filed with the SEC

The Company and IMST are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC.  Reports, proxy statements, registration statements and other information filed by the Company may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

September 25, 2015

APPENDIX A

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

This Agreement And Plan Of Reorganization (the “Agreement”) is made as of the ___ day of _________, 2015, by and between Investment Managers Series Trust, a Delaware statutory trust (the “Acquiring Trust”), on behalf of its [Segall Bryant & Hamill International _______ Fund] series (the “Acquiring Fund”), with its principal place of business at 235 West Galena Street, Milwaukee, Wisconsin 53212, and The Glenmede Fund, Inc., a Maryland corporation (the “Acquired Trust”), on behalf of its [Philadelphia International _____ Fund] series (the “Acquired Fund”), with its principal place of business at 100 Huntington Avenue, CPH-0326, Boston, Massachusetts 02116, and, solely for purposes of Paragraphs 1.6, 5.12 and 11.2, Segall Bryant & Hamill, LLC a Delaware limited liability company (“Acquiring Fund Adviser”) with its principal place of business at 10 South Wacker Drive, Suite 3500, Chicago, Illinois 60606.  The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the “Funds” and individually as a “Fund.”

This Agreement is intended to constitute a plan of “reorganization” as defined in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations thereunder.  The reorganization (the “Reorganization”) will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class I and Class A shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2), immediately thereafter, the distribution by the Acquired Fund of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and redemption of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.  The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Treasury Regulations Sections 1.368-2(g) and 1.368-3(a).

Whereas, the Acquiring Fund is a series of the Acquiring Trust, an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “Investment Company Act”); and

Whereas, the Acquiring Fund is authorized to issue shares of beneficial interest; and

Whereas, the Board of Directors of the Acquired Trust and the Board of Trustees of the Acquiring Trust have determined that the Reorganization is in the best interests of the Acquired Fund shareholders and the Acquiring Fund shareholders, respectively, and will not dilute the interests of those shareholders;

Now, Therefore, in consideration of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	Transfer Of Assets Of The Acquired Fund In Exchange For The Acquiring Fund Shares And Assumption Of The Assumed Liabilities; Liquidation And Termination Of The Acquired Fund.

1.1  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund shall transfer all of its assets as set forth in Paragraph 1.2 hereof (the “Acquired Assets”) to the Acquiring Fund, free and clear of all liens and encumbrances and subject to no restrictions on the full transfer thereof (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”)), and the Acquiring Fund will in exchange therefor: (i) issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate NAV equal to the NAV of the Acquired Fund attributable to the corresponding class or classes of the Acquired Fund’s shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2 hereof; and (ii) assume all of the liabilities and obligations of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, the “Assumed Liabilities”).  Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).  For purposes of this Agreement, the Class I shares of the Acquired Fund correspond to the Class A shares of the Acquiring Fund and the Class IV shares of the Acquired Fund correspond to the Class I shares of the Acquiring Fund, and the term “Acquiring Fund Shares” should be read to include each such class of shares of the Acquiring Fund.

1.2  (a)  The Acquired Assets shall consist of all of the Acquired Fund’s property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of the Acquired Fund or the Acquired Trust in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of or access to all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date.  The Acquiring Fund shall also be entitled to receive (or, to the extent agreed upon between the Acquired Trust and the Acquiring Trust, be provided access to) copies of or access to all records that the Acquired Trust is required to maintain under the Investment Company Act, and the rules of the Securities and Exchange Commission (the “Commission”) promulgated thereunder, or other applicable laws, to the extent such records pertain to the Acquired Fund; provided, however, that the Acquiring Trust understands and agrees that certain of the records of the Acquired Trust in respect of the Acquired Fund contain confidential, non-public information relating to certain funds other than the Acquired Fund (the “Unrelated Information”), and the Acquiring Trust agrees, subject to applicable law, to keep such Unrelated Information in the strictest confidence unless otherwise required by law.

(b)  The Acquired Trust has provided the Acquiring Trust with a list of all of the Acquired Fund’s securities and other assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof).

1.3  The Acquired Trust shall use its best efforts to discharge all of the known liabilities and obligations of the Acquired Fund that are or will become due prior to the Closing.

1.4  Immediately following the actions contemplated by Paragraph 1.1, the Acquired Trust shall liquidate the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Acquired Fund Shareholders”), in redemption of their shares of common stock of the Acquired Fund (“Acquired Fund Shares”), the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof.  Each Acquired Fund Shareholder shall receive the number of full and fractional Acquiring Fund Shares of the class corresponding to each class of Acquired Fund Shares held by such Acquired Fund Shareholder that has an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares of that class held of record by such Acquired Fund Shareholder on the Closing Date.  Such liquidation and distribution shall be accomplished by the Acquired Trust instructing the Acquiring Trust to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares of each class due the Acquired Fund Shareholders.  The Acquired Trust shall promptly provide the Acquiring Trust with evidence of such liquidation and distribution.  All issued and outstanding Acquired Fund Shares shall simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund shall be terminated as soon as reasonably practicable after such distribution, but in all events within six months after the Closing Date.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6  Any transfer and stamp taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the Acquiring Fund Adviser.

1.7  Any reporting responsibility of the Acquired Trust with respect to the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1(h)(I) hereof), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Trust. The Acquired Trust agrees to file such regulatory reports, Tax Returns, and other documents on a timely basis. The Acquiring Trust shall fully cooperate with the Acquired Trust to the extent necessary for such reporting responsibilities to be discharged.

1.8  No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization.  No sales load or contingent deferred sales charge will be charged on future purchases or redemptions of shares of either Acquiring Fund by Acquired Fund shareholders. With respect to shares of the Acquired Fund, for purposes of determining any redemption fee applicable to corresponding Acquiring Fund shares received as a result of the Reorganization, the holding period will be calculated from the date such Acquired Fund shares were initially issued by the Acquired Fund.

2.	Valuation

2.1  The NAV per share of each class of Acquiring Fund Shares and the NAV per share of each class of Acquired Fund Shares shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) on the Closing Date (the “Valuation Time”).  The NAV of each Acquiring Fund Share shall be computed by UMB Fund Services, Inc. (the “Acquiring Fund Co-Administrator”) in the manner set forth in the Acquiring Trust’s Agreement and Declaration of Trust, or By-Laws, and the Acquiring Fund’s then-current prospectus and statement of additional information.  The Acquiring Fund Co-Administrator shall confirm to the Acquired Fund the NAV of the Acquiring Fund. The NAV of the Acquired Fund shall be computed by State Street Bank and Trust Company (the “Acquired Fund Administrator”) in the manner set forth in the Acquired Trust’s Articles of Amendment and Restatement (as amended and supplemented, the “Acquired Trust’s Charter”) or By-Laws, and the Acquired Fund’s then-current prospectus and statement of additional information.  The Acquired Fund Administrator shall confirm to the Acquiring Fund the NAV of the Acquired Fund.

2.2  The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Fund Co-Administrator by dividing the NAV of the Acquired Fund attributable to each class of Acquired Fund shares, as determined in accordance with Paragraph 2.1 hereof, by the NAV of each Acquiring Fund Share of the corresponding class, as determined in accordance with Paragraph 2.1 hereof.

2.3  The Acquiring Trust and the Acquired Trust shall cause each of UMB Fund Services, Inc. in its capacity as Fund Accounting Agent for the Acquiring Trust (the “Acquiring Trust Accounting Agent”), and the Acquired Fund Administrator, to deliver a copy of its valuation report to the other party at the Closing.  All computations of value shall be made by the Acquiring Trust Accounting Agent and the Acquired Fund Administrator in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund, respectively.

3.	Closing And Closing Date

3.1  The Closing Date shall be October 30, 2015, or such later date as the parties may agree to in writing.  All acts necessary to consummate the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided.  The Closing shall be held at the offices of Morgan, Lewis & Bockius LLP, 355 South Grand Avenue, Los Angeles, California 90071, or at such other place as the parties may agree.

3.2  Portfolio securities that are held other than in book-entry form in the name of State Street Bank and Trust Company in its capacity as the custodian for the Acquired Fund (the “Acquired Fund Custodian”) as record holder for the Acquired Fund shall be presented by the Acquired Fund to UMB Bank., n.a. (the “Acquiring Fund Custodian”) for examination no later than three business days preceding the Closing Date.  The Acquired Trust, on behalf of the Acquired Fund, shall instruct the Acquired Fund Custodian to deliver any such portfolio securities that the Acquired Fund Custodian so holds at the Valuation Time to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and accompanied by all necessary federal and state stock transfer stamps or a check for the proceeds of securities sold.  Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered on the Closing Date by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian’s records.  Any cash balances maintained by the Acquired Fund Custodian shall be delivered on the Closing Date by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian and the Acquiring Fund Custodian crediting such funds to the account of the Acquiring Fund.

3.3  The Acquired Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that:  (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

3.4  If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Fund pursuant to Paragraph 2.1 hereof is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5  The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and Chapter 3 and Chapter 4 withholding statuses and certificates of the Acquired Fund Shareholders and the number of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Acquired Trust and its Treasurer, Secretary or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Acquired Trust’s records by such officers or one of the Acquired Trust’s service providers.  For purposes of this Agreement, “Chapter 3 and Chapter 4 withholding” refers to the withholding provisions under Section 1441–1474 of the Code.  The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.	Representations And Warranties

4.1  Except as set forth on a disclosure schedule previously provided by the Acquired Trust to the Acquiring Trust, the Acquired Trust, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Trust, on behalf of the Acquiring Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a)  The Acquired Fund is a series of the Acquired Trust.  The Acquired Trust is a corporation validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund’s shareholders, to perform its obligations under this Agreement.  The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability.  The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted.

(b)  The Acquired Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect.

(c)  The Acquired Trust is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement on behalf of the Acquired Fund will not result in a violation of, any provision of the Acquired Trust’s Charter or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Acquired Trust, on behalf of the Acquired Fund, is a party or by which the Acquired Fund or any of its assets are bound.

(d)  No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund’s properties or assets and the Acquired Trust knows of no facts which could reasonably be expected to form the basis for the institution of such proceedings.  Neither the Acquired Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund.

(e)  Neither the Acquired Trust, on behalf of the Acquired Fund, nor the Acquired Fund has any material contracts or other commitments (other than this Agreement, agreements for the purchase and sale of securities or other permitted investments) which will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Fund or the Acquiring Fund.

(f)  The statement of assets and liabilities of the Acquired Fund, the related statements of operations and changes in net assets, and the schedule of investments, and the notes thereto, as of and for the fiscal year ended October 31, 2014, have been audited by an independent registered public accounting firm retained by the Acquired Fund, are in accordance with generally accepted United States accounting principles (“GAAP”) consistently applied, and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and the Acquired Fund had no known liabilities of a material amount as of the date thereof, whether actual or contingent, other than those disclosed therein.  The Statement of Assets and Liabilities, as defined in paragraph 5.7, will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended.  Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date.  No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Trust to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists with respect to the Acquired Fund that will be required to be disclosed in the Acquiring Fund’s Form N-CSR after the Closing Date.

(g)  Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund’s prospectus or its statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities.  For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund’s portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change.

(h)  (A)  The Acquired Fund is a separate series of the Acquired Trust treated as a separate corporation from each other series of the Acquired Trust under Section 851(g) of the Code.  For each taxable year of its existence, the Acquired Fund has had in effect an election to be a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code, has satisfied, and, for the current taxable year, subject to the accuracy of the representations and warranties in Paragraph 4.2(n), expects to satisfy, all of the requirements of Subchapter M of Subtitle A, Chapter 1, of the Code for treatment as a regulated investment company, and for each such taxable year, the Acquired Fund has been (or, for the current taxable year, subject to the accuracy of the representations and warranties in Paragraph 4.2(n), expects to be) eligible to compute its federal income tax under Section 852 of the Code.  The Acquired Fund does not and will not have any unpaid tax liability under Section 4982 of the Code for any period ending on or before the Closing Date.

(B)  The Acquired Fund has timely filed all Tax Returns (as defined below) that it was required to file, and all such Tax Returns are complete and accurate in all material respects.  The Acquired Fund has timely paid all Taxes (as defined below), that it was required to pay, whether or not such Taxes were shown on a Tax Return.

(C)  The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes.

(D)  The Acquired Fund has not been notified in writing that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed in writing against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened.

(E)  All Taxes that the Acquired Fund is required by law to have withheld or collected have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency.

(F)  There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable.

(G)  The Acquired Fund has complied in all material respects with (A) any and all United States Tax information return reporting of dividends and other distributions on and redemptions of its shares of common stock, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury Regulations, and (B) United States federal income tax rules relating to the collection and maintenance of IRS Forms W-9 and W-8, as applicable.

(H)  The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer.  The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns.  The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement.

(I)  For purposes of this Agreement, “Taxes” or “Tax” shall mean all taxes, charges, fees, duties, deficiencies, customs, levies or other similar assessments or liabilities, including without limitation income, estimated gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and “Tax Returns” shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, in connection with Taxes and any associated schedules, attachments, work papers, or other information, including any attachments, produced in connection with such items, as well as any information returns required by any governmental or regulatory authority to be provided to any other person in connection with Taxes.

(i)  All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, validly issued and outstanding, fully paid and non-assessable by the Acquired Trust.  All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List delivered at the Closing pursuant to Paragraph 3.5 hereof.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares.

(j)  At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, free of any liens or other encumbrances and subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act and, as previously disclosed to the Acquiring Fund, such restrictions generally applicable to the Acquired Assets of the type being transferred in the ordinary course.

(k)  The Acquired Trust has the trust power and authority, on behalf of the Acquired Fund, to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Trust’s Board of Directors, and, subject to the approval of the Acquired Fund’s shareholders, assuming due authorization, execution and delivery by the Acquiring Trust, on behalf of the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)  The information to be furnished in writing by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(m)  The information included in the proxy statement (the “Proxy Statement”) forming part of the Acquiring Trust’s Registration Statement on Form N-14 filed in connection with this Agreement (the “Registration Statement”) that has been furnished in writing by the Acquired Trust to the Acquiring Trust for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act and the rules and regulations of the Commission promulgated thereunder, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the information provided therein not misleading.

(n)  Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement.

(o)  All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund.

(p)  The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the six-year period ending on the date of this Agreement, and any amendments or supplements thereto, conform or conformed at the time of their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not or did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading.

(q)  The Acquired Fund currently complies in all material respects with, and for the six-year period ending on the date of this Agreement, has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations.  The Acquired Fund currently complies in all material respects with, and for the six-year period ending on the date of this Agreement has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Trust with respect to the Acquired Fund.  All advertising and sales material used by the Acquired Fund complies in all material respects with, and for the six-year period ending on the date of this Agreement has complied in all material respects with, the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission promulgated thereunder, and, to the extent applicable, the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) and any applicable state regulatory authority.  All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities by the Acquired Fund during the six-year period ending on the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law.  Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations promulgated thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading.

(r)  Neither the Acquired Fund nor, to the knowledge of the Acquired Trust, any director, officer, employee or investment adviser of the Acquired Fund (each an “Affiliated Person”) has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Trust, has any Affiliated Person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act.

(s)  The tax representation certificate to be delivered by the Acquired Trust on behalf of the Acquired Fund to the Acquiring Trust and Morgan, Lewis & Bockius LLP at the Closing pursuant to Paragraph 7.4 hereof (the “Acquired Trust Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

(t) There are no certificates representing ownership of Acquired Fund Shares currently outstanding.

(u)  The Acquired Fund does not have any liability under any applicable law pertaining to abandoned property or escheatment, or other similar laws, with respect to unclaimed checks, dormant accounts or other similar matters.

4.2  Except as set forth on a disclosure schedule previously provided by the Acquiring Trust to the Acquired Trust, the Acquiring Trust, on behalf of the Acquiring Fund, represents, warrants and covenants to the Acquired Trust, on behalf of the Acquired Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a) The Acquiring Fund is a series of the Acquiring Trust.  The Acquiring Fund has not commenced operations and will not do so until the Closing.  The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.  The Acquiring Trust has the power to own all of its properties and assets and to perform its obligations under this Agreement.  The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability.  The Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted.

(b)  The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect.

(c)  The Acquiring Trust’s registration statement on Form N-1A with respect to the Acquiring Fund that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

(d)  The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund, and any amendments or supplements thereto in effect on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund’s warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act, Exchange Act and the Investment Company Act and the rules and regulations of the Commission thereunder.  Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund’s warranty in Paragraph 4.1(m) hereof) will contain any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.  No deficiency, weakness, fraud, change, event or other factor exists on or prior to the Closing Date with respect to the Acquiring Fund that will be required to be disclosed in the Acquiring Fund’s Form N-CSR after the Closing Date.

(e)  The Acquiring Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement on behalf of the Acquiring Fund will not result in a violation of, any provision of the Acquiring Trust’s Agreement and Declaration of Trust or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Acquiring Trust is a party or by which the Acquiring Fund or any of its assets is bound.

(f)  No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets.  The Acquiring Trust knows of no facts which could reasonably be expected to form the basis for the institution of such proceedings.  Neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund’s business or its ability to consummate the transactions contemplated herein.

 (g)  The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer.  The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns.  The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement.

(h)  The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest.  As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest.  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be validly issued and outstanding, fully paid and non-assessable.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares other than the rights of the Acquired Fund pursuant to this Agreement, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(i)  All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, validly issued and outstanding, fully paid and non-assessable and have been offered for sale and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws.

(j)  The Acquiring Trust has the trust power and authority, on behalf of the Acquiring Fund, to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust’s Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Trust, on behalf of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(k)  The information to be furnished in writing by the Acquiring Fund or the Acquiring Fund Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and as of the effective date of such filing and on the Closing Date, will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading.

(l)  No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act.

(m)  Neither the Acquiring Fund nor, to the knowledge of the Acquiring Trust, any “affiliated person” of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Trust, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act.

(n) The Acquiring Fund is a newly-formed separate series of the Acquiring Trust that, immediately following the Reorganization, will be treated as a separate corporation from each other series of the Acquiring Trust under Section 851(g) of the Code. Prior to the Closing Date, the Acquiring Fund will have no assets, liabilities or operations of any kind other than the issuance of a nominal number of initial shares of each class of the Acquiring Fund to an affiliate of the Acquiring Trust (the “Initial Shares”) for the purpose of enabling such affiliate to vote on matters required by the Investment Company Act, which Initial Shares shall be redeemed by the Acquiring Fund at or before the Closing for the price at which they were issued. Subject to the accuracy of the representations and warranties in paragraph 4.1(h)(A), for the taxable year that includes the Closing Date, the Acquiring Trust expects that the Acquiring Fund will meet the requirements of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification as a regulated investment company and will be eligible to, and will, compute its Federal income tax under Section 852 of the Code.

(o)  The tax representation certificate to be delivered by the Acquiring Trust on behalf of the Acquiring Fund to the Acquired Trust and Morgan, Lewis & Bockius LLP at the Closing pursuant to Paragraph 6.3 hereof (the “Acquiring Trust Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.	Covenants

5.1  The Acquired Fund will operate its business in the ordinary course of business between the date hereof and the Closing Date.  It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

5.2  The Acquired Trust will call a special meeting of the Acquired Fund’s shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

5.3  The Acquiring Fund will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, “Proxy Materials”) to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement.  The Acquired Trust will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

5.4  The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.

5.6  Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.7  The Acquired Fund shall furnish to the Acquiring Fund on the business day immediately following the Closing Date a statement of assets and liabilities of the Acquired Fund as of the Closing Date (“Statement of Assets and Liabilities”) setting forth the NAV (as computed pursuant to Paragraph 2.1 hereof) of the Acquired Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and shall be certified by the Acquired Trust’s Treasurer or Assistant Treasurer.  As promptly as practicable, but in any case within 30 days after the Closing Date, the Acquired Trust shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, which statement will be certified by the Treasurer or Assistant Treasurer of the Acquired Trust.

5.8  Neither Fund shall take any action that is inconsistent with the representations set forth herein or, with respect to the Acquired Fund, in the Acquired Trust Tax Representation Certificate and, with respect to the Acquiring Fund, in the Acquiring Trust Tax Representation Certificate.

5.9  Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a) of the Code, and shall not take any position inconsistent with such treatment.

5.10  From and after the date of this Agreement and through the time of the Closing, each Fund shall use its reasonable best efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying for treatment as a regulated investment company under the provisions of Subchapter M of Subtitle A, Chapter 1, of the Code.

5.11  Each Fund shall prepare, or cause to be prepared, all of its Tax Returns for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns.  Each Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

5.12  Subject to the provisions of Paragraph 11.2 hereof, the expenses of the Acquiring Trust, the Acquiring Fund, the Acquired Trust and the Acquired Fund with respect to entering into and carrying out the provisions of this Agreement, whether or not the Reorganization is consummated, shall be paid by the Acquiring Fund Adviser.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and only to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code.

6.	Conditions Precedent To Obligations Of The Acquired Fund

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

6.1  All representations and warranties by the Acquiring Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2  The Acquiring Trust shall have delivered to the Acquired Trust on the Closing Date a certificate of the Acquiring Trust on behalf of the Acquiring Fund executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquired Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust made in this Agreement on behalf of the Acquiring Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 has been met, and as to such other matters as the Acquired Trust shall reasonably request.

6.3  The Acquiring Trust on behalf of the Acquiring Fund shall have delivered to the Acquired Trust and Morgan, Lewis & Bockius LLP an Acquiring Trust Tax Representation Certificate, satisfactory to Morgan, Lewis & Bockius LLP, in a form mutually acceptable to the Acquiring Trust and the Acquired Trust, concerning certain tax-related matters.

6.4  The Acquired Trust shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, and related matters of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Trust.  In connection with the foregoing, it is understood that Morgan, Lewis & Bockius LLP may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Acquiring Trust.

6.5  With respect to the Acquiring Fund, the Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

7.	Conditions Precedent To Obligations Of The Acquiring Fund

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

7.1  All representations and warranties of the Acquired Trust on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

7.2  The Acquired Trust shall have delivered to the Acquiring Fund on the business day immediately following the Closing Date the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7 hereof, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Acquired Trust’s Treasurer or Assistant Treasurer.

7.3  The Acquired Trust shall have delivered to the Acquiring Trust on the Closing Date a certificate of the Acquired Trust on behalf of the Acquired Fund executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust made in this Agreement on behalf of the Acquired Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 has been met, and as to such other matters as the Acquiring Trust shall reasonably request.

7.4  The Acquired Trust on behalf of the Acquired Fund shall have delivered to the Acquiring Trust and Morgan, Lewis & Bockius LLP an Acquired Trust Tax Representation Certificate, satisfactory to Morgan, Lewis & Bockius LLP, in a form mutually acceptable to the Acquired Trust and the Acquiring Trust, concerning certain tax-related matters.

7.5  The Acquiring Trust shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by the Acquired Trust, on behalf of the Acquired Fund, and related matters, of Drinker Biddle & Reath LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Trust. In connection with the foregoing, it is understood that Drinker Biddle & Reath LLP may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Acquired Trust and may rely on an opinion of local counsel to the extent set forth in such opinion, in which case Drinker Biddle & Reath LLP shall provide a copy of local counsel’s opinion to the Acquiring Trust.

7.6  With respect to the Acquired Fund, the Board of Directors of the Acquired Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8.	Further Conditions Precedent

If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1  This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund’s shareholders in accordance with the provisions of the Investment Company Act, Acquired Trust’s Charter and By-Laws, as applicable, and certified copies of the resolutions evidencing such approval by the Acquired Fund’s shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1.

8.2  On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself.

8.4  The Registration Statement and Acquiring Fund’s registration statement on Form N-1A shall have become effective under the Securities Act and no stop order suspending the effectiveness of the Registration Statement or the Acquiring Fund’s registration statement on Form N-1A shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

8.5  The parties shall have received an opinion of Morgan, Lewis & Bockius LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations, and upon certifications contained in the Acquiring Trust Tax Representation Certificate and the Acquired Trust Tax Representation Certificate, for federal income tax purposes, (i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Acquired Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund on the transfer of the Acquired Assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities, or upon the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an Acquired Asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; (iii) the tax basis in the hands of the Acquiring Fund of each Acquired Asset will be the same as the tax basis of such Acquired Asset in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer; (iv) the holding period of each Acquired Asset in the hands of the Acquiring Fund, other than assets with respect to which gain or loss is required to be recognized, will include in each instance the period during which such Acquired Asset was held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an Acquired Asset); (v) no gain or loss will be recognized by the Acquiring Fund upon its receipt of the Acquired Assets solely in exchange for Acquiring Fund Shares and the assumption of the Assumed Liabilities; (vi) no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares as part of the Reorganization; (vii) the aggregate tax basis of the Acquiring Fund Shares that each Acquired Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor; (viii) each Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares received in the Reorganization will include the period for which such shareholder held the Acquired Fund Shares exchanged therefor, provided that the Acquired Fund Shareholder held such Acquired Fund Shares as capital assets on the date of the exchange; and (ix) the taxable year of the Acquired Fund will not end as a result of the Reorganization. Notwithstanding anything in this Agreement to the contrary, neither Fund may waive the condition set forth in this Paragraph 8.5.

9.	Brokerage Fees

9.1  Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.	Entire Agreement; Survival Of Warranties; Undertaking

10.1  The Acquiring Trust and the Acquired Trust each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 or Section 5 hereof and that this Agreement constitutes the entire agreement between the parties with respect to the matters covered by this Agreement.

10.2  The covenants to be performed after the Closing by the Acquiring Trust and the Acquired Trust shall survive the Closing.  The representations, warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

11.	Termination

11.1  This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Acquired Trust.  In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

(a)  because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(b)  because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(c)  by resolution of the Acquiring Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund’s shareholders;

(d)  by resolution of the Acquired Trust’s Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund’s shareholders; or

(e)  if the transactions contemplated by this Agreement shall not have occurred on or prior to November 30, 2015 or such other date as the parties may mutually agree upon in writing.

11.2  In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, the Acquiring Trust, the Acquired Trust or the Acquired Fund, or the directors or officers of the Acquired Trust, or trustees or officers of the Acquiring Trust, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement; provided, however, that Acquiring Fund Adviser shall bear such expenses of the Acquired Trust, Acquired Fund, Acquiring Trust and Acquiring Fund.

12.	Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund’s shareholders called by the Acquired Trust pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; and provided further, that nothing contained in this Paragraph 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Trust, c/o The Glenmede Fund, Inc., 100 Huntington Avenue, CPH-0326, Boston, Massachusetts 02116, Attention: Fund Administration, with copies to Glenmede Investment Management LP, One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, Attention: Mary Ann B. Wirts and Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103, Attention: Michael P. Malloy, and to the Acquiring Trust, c/o Investment Managers Series Trust, 235 West Galena Street, Milwaukee, Wisconsin 53212, Attention: Joy Ausili, with copies to Morgan, Lewis & Bockius LLP, 355 South Grand Avenue, Los Angeles, California 90071, Attention: Michael Glazer.

14.	Headings; Counterparts; Governing Law; Assignment

14.1  The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3  This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than 6 Delaware Code § 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

14.4  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party hereto without the prior written consent of the other party hereto.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5  It is expressly agreed that the obligations of the Acquiring Trust and the Acquired Trust shall not be binding upon any of their respective directors, trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the Acquiring Trust’s Agreement and Declaration of Trust and the Acquired Trust’s Charter, respectively.  The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust and the directors of the Acquired Trust and this Agreement has been executed by authorized officers of the Acquiring Trust and the Acquired Trust, acting as such, and neither such authorization by such trustees and directors nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the Acquiring Trust’s Agreement and Declaration of Trust and the Acquired Trust’s Charter, respectively.

 [Signature page follows.]

In Witness Whereof, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:	Investment Managers Series Trust, on behalf of its [Segall Bryant & Hamill International ______ Fund] series

By:	By:
Name:	Name:
Title:	Title:

Attest:	The Glenmede Fund, Inc., on behalf of its [Philadelphia International ______ Fund] Series

By:	By:
Name:	Name:
Title:	Title:

Solely for purposes of Sections 1.6, 5.12 and 11.2

Attest:	Segall Bryant & Hamill, LLC

By:	By:
Name:	Name:
Title:	Title:

APPENDIX B

FORM OF INVESTMENT ADVISORY AGREEMENT

AGREEMENT made as of _________, 2015, between THE GLENMEDE FUND, INC., a Maryland corporation (herein called the “Company”), and SEGALL BRYANT & HAMILL, LLC, a Delaware limited liability company (herein called the “Adviser”).

1.  Duties of Adviser.  The Company hereby appoints the Adviser to act as investment adviser to its Philadelphia International Emerging Markets Fund (the “Portfolio”) for the period and on such terms set forth in this Agreement.  The Company employs the Adviser to manage the investment and reinvestment of the assets of the Portfolio, to continuously review, supervise and administer the investment program of the Portfolio, to determine in its discretion the securities to be purchased or sold and the portion of the Portfolio’s assets to be held uninvested, to provide the Company with records concerning the Adviser’s activities which the Company is required to maintain, and to render regular reports to the Company’s officers and Board of Directors concerning the Adviser’s discharge of the foregoing responsibilities.  The Adviser shall discharge the foregoing responsibilities subject to the oversight of the officers and the Board of Directors of the Company and in compliance with the objective, policies and limitations set forth in the Portfolio’s then effective prospectus and statement of additional information and applicable laws and regulations.  The Adviser accepts such employment and agrees to render the services and to provide, at its own expense, the office space, furnishings and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

2.  Portfolio Transactions.  The Adviser is authorized to select the brokers that will execute the purchases and sales of securities for the Portfolio and is directed to use its best efforts to obtain the best available price and most favorable execution, except as prescribed herein.  Subject to policies established by the Board of Directors of the Company, the Adviser is also authorized to effect individual securities transactions at commission rates in excess of the minimum commission rates available, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage or research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretive guidance issued by the Securities and Exchange Commission (the “SEC”) thereunder) provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the Company and other accounts as to which the Adviser exercises investment discretion.  The execution of such transactions shall not be deemed to represent an unlawful act or breach of any duty created by this Agreement or otherwise.  The Adviser will promptly communicate to the officers and Directors of the Company such information relating to portfolio transactions as they may reasonably request.

3.  Compensation of the Adviser.  For the services provided and the expenses assumed pursuant to this Agreement, effective as of the date hereof, the Portfolio will pay the Adviser and the Adviser will accept as full compensation therefor, a fee computed daily and paid monthly (in arrears), at an annual rate of .65% of the average daily net assets held in the Portfolio.

4.  Other Services.  At the request of the Company, the Adviser in its discretion may make available to the Company office facilities, equipment, and other services.  Such office facilities, equipment, and services shall be provided for or rendered by the Adviser and billed to the Company at the Adviser’s cost.  The Adviser further agrees to assume the cost of printing and mailing prospectuses to persons other than current shareholders of the Company and the cost of any other activities primarily intended to result in the sale of the Company’s shares.

5.  Reports.  The Company and the Adviser agree to furnish to each other current prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and such other information with regard to their affairs as each may reasonably request.

6.  Status of Adviser.  The services of the Adviser to the Company are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Company are not impaired thereby.

7.  Liability of Adviser.  In the absence of (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser in performance of its obligations and duties hereunder, (ii) reckless disregard by the Adviser of its obligations and duties hereunder, or (iii) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act of 1940 (“1940 Act”)), the Adviser shall not be subject to any liability whatsoever to the Company or to any shareholder of the Company, for any error or judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Portfolio.

8.  Permissible Interests.  Subject to and in accordance with the Articles of Amendment and Restatement of the Company and the organizational documents of the Adviser, Directors, officers, agents and shareholders of the Company are or may be interested in the Adviser (or any successor thereof) as Directors, officers, agents, partners, shareholders or otherwise; Directors, officers, agents, partners, and shareholders of the Adviser are or may be interested in the Company as Directors, officers, shareholders or otherwise; and the Adviser (or any successor) is or may be interested in the Company as a shareholder or otherwise; and that the effect of any such interrelationships shall be governed by said Articles of Amendment and Restatement or organizational documents (as applicable) and the provisions of the 1940 Act.

9.  Duration and Termination.  This Agreement, unless sooner terminated as provided herein, shall continue until the earlier of October 31, 2016 or the date on which the Portfolio is reorganized as a series of another registered investment company advised by the Adviser.  Thereafter, if not terminated, this Agreement shall continue for periods of one year so long as such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Board of Directors of the Company who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors of the Company or by vote of a majority of the outstanding voting securities of the Portfolio; provided however, that if the holders of the Portfolio fail to approve the Agreement as provided herein, the Adviser may continue to serve the Portfolio in such capacity in the manner and to the extent permitted by the Company's Board of Directors and the 1940 Act and Rules thereunder.  This Agreement may be terminated by the Company at any time, without the payment of any penalty, by vote of a majority of the entire Board of Directors of the Company or by vote of a majority of the outstanding voting securities of the Portfolio on 60 days' written notice to the Adviser.  This Agreement may be terminated by the Adviser at any time, without the payment of any penalty, upon 90 days' written notice to the Company.  This Agreement will automatically and immediately terminate in the event of its assignment.  Any notice under this Agreement shall be given in writing, addressed and delivered or mailed postpaid, to the other party at any office of such party.

As used in this Section 9, the terms “assignment”, “interested persons”, and a “vote of a majority of the outstanding voting securities” shall have the respective meanings set forth in Section 2(a)(4), Section 2(a)(19) and Section 2(a)(42) of the 1940 Act.

10.  Books and Records.  In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Portfolio pursuant to Rules 31a-1 and 31a-2 under the 1940 Act are the property of the Company and further agrees to surrender promptly to the Company any of such records upon the Company’s request.  The Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records which it maintains for the Company and are required to be maintained by Rule 31a-1 under the 1940 Act.  The Adviser may retain copies of all such records.  The Adviser shall be permitted to have access to the historical records of the Company and to the records of the Company’s prior advisor with respect to the Company.  The Adviser shall be permitted to use the historical performance results of the Company, provided that such use is consistent with all applicable laws, rules and regulations.

11.  Governing Law.  This Agreement shall be governed by and construed and enforced in accordance with the laws of the Commonwealth of Pennsylvania.

12.  Amendment of Agreement.  This Agreement may be amended by mutual consent, subject to the applicable requirements of the 1940 Act.

13.  Severability.  If any provisions of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

IN WITNESS WHEREOF, intending to be legally bound hereby, the parties hereto have caused this Agreement to be executed as of the date and year first above written.

THE GLENMEDE FUND, INC.

By:
Mary Ann B. Wirts
President

SEGALL BRYANT & HAMILL, LLC

By:

FORM OF INVESTMENT ADVISORY AGREEMENT

AGREEMENT made as of _________, 2015, between THE GLENMEDE FUND, INC., a Maryland corporation (herein called the “Company”), and SEGALL BRYANT & HAMILL, LLC, a Delaware limited liability company (herein called the “Adviser”).

1.  Duties of Adviser.  The Company hereby appoints the Adviser to act as investment adviser to its Philadelphia International Small Cap Fund (the “Portfolio”) for the period and on such terms set forth in this Agreement.  The Company employs the Adviser to manage the investment and reinvestment of the assets of the Portfolio, to continuously review, supervise and administer the investment program of the Portfolio, to determine in its discretion the securities to be purchased or sold and the portion of the Portfolio’s assets to be held uninvested, to provide the Company with records concerning the Adviser’s activities which the Company is required to maintain, and to render regular reports to the Company’s officers and Board of Directors concerning the Adviser’s discharge of the foregoing responsibilities.  The Adviser shall discharge the foregoing responsibilities subject to the oversight of the officers and the Board of Directors of the Company and in compliance with the objective, policies and limitations set forth in the Portfolio’s then effective prospectus and statement of additional information and applicable laws and regulations.  The Adviser accepts such employment and agrees to render the services and to provide, at its own expense, the office space, furnishings and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

2.  Portfolio Transactions.  The Adviser is authorized to select the brokers that will execute the purchases and sales of securities for the Portfolio and is directed to use its best efforts to obtain the best available price and most favorable execution, except as prescribed herein.  Subject to policies established by the Board of Directors of the Company, the Adviser is also authorized to effect individual securities transactions at commission rates in excess of the minimum commission rates available, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage or research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretive guidance issued by the Securities and Exchange Commission (the “SEC”) thereunder) provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the Company and other accounts as to which the Adviser exercises investment discretion.  The execution of such transactions shall not be deemed to represent an unlawful act or breach of any duty created by this Agreement or otherwise.  The Adviser will promptly communicate to the officers and Directors of the Company such information relating to portfolio transactions as they may reasonably request.

3.  Compensation of the Adviser.  For the services provided and the expenses assumed pursuant to this Agreement, effective as of the date hereof, the Portfolio will pay the Adviser and the Adviser will accept as full compensation therefor, a fee computed daily and paid monthly (in arrears), at an annual rate of .60% of the average daily net assets held in the Portfolio.

4.  Other Services.  At the request of the Company, the Adviser in its discretion may make available to the Company office facilities, equipment, and other services.  Such office facilities, equipment, and services shall be provided for or rendered by the Adviser and billed to the Company at the Adviser’s cost.  The Adviser further agrees to assume the cost of printing and mailing prospectuses to persons other than current shareholders of the Company and the cost of any other activities primarily intended to result in the sale of the Company’s shares.

5.  Reports.  The Company and the Adviser agree to furnish to each other current prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and such other information with regard to their affairs as each may reasonably request.

6.  Status of Adviser.  The services of the Adviser to the Company are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Company are not impaired thereby.

7.  Liability of Adviser.  In the absence of (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser in performance of its obligations and duties hereunder, (ii) reckless disregard by the Adviser of its obligations and duties hereunder, or (iii) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act of 1940 (“1940 Act”)), the Adviser shall not be subject to any liability whatsoever to the Company or to any shareholder of the Company, for any error or judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Portfolio.

8.  Permissible Interests.  Subject to and in accordance with the Articles of Amendment and Restatement of the Company and the organizational documents of the Adviser, Directors, officers, agents and shareholders of the Company are or may be interested in the Adviser (or any successor thereof) as Directors, officers, agents, partners, shareholders or otherwise; Directors, officers, agents, partners, and shareholders of the Adviser are or may be interested in the Company as Directors, officers, shareholders or otherwise; and the Adviser (or any successor) is or may be interested in the Company as a shareholder or otherwise; and that the effect of any such interrelationships shall be governed by said Articles of Amendment and Restatement or organizational documents (as applicable) and the provisions of the 1940 Act.

9.  Duration and Termination.  This Agreement, unless sooner terminated as provided herein, shall continue until the earlier of October 31, 2016 or the date on which the Portfolio is reorganized as a series of another registered investment company advised by the Adviser.  Thereafter, if not terminated, this Agreement shall continue for periods of one year so long as such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Board of Directors of the Company who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors of the Company or by vote of a majority of the outstanding voting securities of the Portfolio; provided however, that if the holders of the Portfolio fail to approve the Agreement as provided herein, the Adviser may continue to serve the Portfolio in such capacity in the manner and to the extent permitted by the Company's Board of Directors and the 1940 Act and Rules thereunder.  This Agreement may be terminated by the Company at any time, without the payment of any penalty, by vote of a majority of the entire Board of Directors of the Company or by vote of a majority of the outstanding voting securities of the Portfolio on 60 days' written notice to the Adviser.  This Agreement may be terminated by the Adviser at any time, without the payment of any penalty, upon 90 days' written notice to the Company.  This Agreement will automatically and immediately terminate in the event of its assignment.  Any notice under this Agreement shall be given in writing, addressed and delivered or mailed postpaid, to the other party at any office of such party.

As used in this Section 9, the terms “assignment”, “interested persons”, and a “vote of a majority of the outstanding voting securities” shall have the respective meanings set forth in Section 2(a)(4), Section 2(a)(19) and Section 2(a)(42) of the 1940 Act.

10.  Books and Records.  In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Portfolio pursuant to Rules 31a-1 and 31a-2 under the 1940 Act are the property of the Company and further agrees to surrender promptly to the Company any of such records upon the Company’s request.  The Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records which it maintains for the Company and are required to be maintained by Rule 31a-1 under the 1940 Act.  The Adviser may retain copies of all such records.  The Adviser shall be permitted to have access to the historical records of the Company and to the records of the Company’s prior advisor with respect to the Company.  The Adviser shall be permitted to use the historical performance results of the Company, provided that such use is consistent with all applicable laws, rules and regulations.

11.  Governing Law.  This Agreement shall be governed by and construed and enforced in accordance with the laws of the Commonwealth of Pennsylvania.

12.  Amendment of Agreement.  This Agreement may be amended by mutual consent, subject to the applicable requirements of the 1940 Act.

13.  Severability.  If any provisions of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

IN WITNESS WHEREOF, intending to be legally bound hereby, the parties hereto have caused this Agreement to be executed as of the date and year first above written.

THE GLENMEDE FUND, INC.

By:
Mary Ann B. Wirts
President

SEGALL BRYANT & HAMILL, LLC

By:

Statement of Additional Information

The Glenmede Fund, Inc.
Philadelphia International Emerging Markets Fund
Philadelphia International Small Cap Fund

100 Huntington Avenue
CPH-0326
Boston, MA 02116
(800) 442-8299

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Combined Proxy Statement/Prospectus dated September 25, 2015 (the “Prospectus”) for the Special Meeting of Shareholders of Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund (each, a “Target Fund”), each a series of The Glenmede Fund, Inc., a Maryland corporation, to be held on October 29, 2015.   A copy of the Prospectus is available by calling the above number.

This SAI, relating specifically to the proposed reorganization of Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund into Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund (each, an “Acquiring Fund”), respectively, each a newly created series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”), consists of this cover page and the following described documents, each of which is incorporated by reference herein:

1.	Each Target Fund’s Prospectus and Statement of Additional Information, each dated February 28, 2015 (filed via EDGAR on February 27, 2015, Accession No. 0001193125-15-069714);

2.	Each Target Fund’s Semi-Annual Report to Shareholders for the semi-annual period ended April 30, 2015 (filed via EDGAR on July 1, 2015, Accession No. 0000950123-15-007213); and

3.	Each Target Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2014 (filed via EDGAR on January 1, 2015, Accession No. 0000950123-15-000020).

Each Acquiring Fund, which has no assets or liabilities, will commence operations upon the completion of the applicable reorganization and will continue the operations of the corresponding Target Fund.  For this reason, the financial statements of the Acquiring Funds and the pro forma financial statements of the Acquiring Funds have not been included herein.